UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

March 31, 2019

MFS® International New Discovery Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MIO-SEM

MFS® International New Discovery Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve and other global central banks, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit, though exactly how the United Kingdom will withdraw from the European Union remains highly uncertain. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slowing global growth. Inflation remains largely subdued globally, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions. If the U.S. and China reach a comprehensive trade agreement, activity could rebound later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
OBIC Co. Ltd.	2.5%
Amadeus IT Group S.A.	2.0%
Croda International PLC	1.8%
Symrise AG	1.4%
Bunzl PLC	1.3%
LEG Immobilien AG	1.3%
Hiscox Ltd.	1.1%
Sika AG	1.1%
CTS Eventim AG	1.0%
Just Eat PLC	1.0%

GICS equity sectors
Industrials	17.5%
Consumer Discretionary	17.1%
Financials	11.6%
Consumer Staples	11.1%
Information Technology	10.4%
Materials	9.6%
Health Care	5.5%
Communication Services	4.9%
Real Estate	4.1%
Utilities	1.1%
Energy	0.8%

Issuer country weightings (x)
Japan	20.0%
United Kingdom	17.9%
Germany	7.7%
United States	6.7%
Australia	4.0%
Hong Kong	3.6%
India	3.3%
Spain	3.0%
Switzerland	2.8%
Other Countries	31.0%

Currency exposure weightings (y)
Japanese Yen	20.0%
Euro	19.2%
British Pound Sterling	18.5%
United States Dollar	8.0%
Hong Kong Dollar	4.9%
Australian Dollar	4.0%
Indian Rupee	2.9%
Swiss Franc	2.8%
Brazilian Real	2.6%
Other Currencies	17.1%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of March 31, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2018 through March 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2018 through March 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/18	Ending Account Value 3/31/19	Expenses Paid During Period (p) 10/01/18-3/31/19
A	Actual	1.29%	$1,000.00	$978.40	$6.36
	Hypothetical (h)	1.29%	$1,000.00	$1,018.50	$6.49
B	Actual	2.04%	$1,000.00	$974.91	$10.04
	Hypothetical (h)	2.04%	$1,000.00	$1,014.76	$10.25
C	Actual	2.04%	$1,000.00	$974.74	$10.04
	Hypothetical (h)	2.04%	$1,000.00	$1,014.76	$10.25
I	Actual	1.04%	$1,000.00	$979.64	$5.13
	Hypothetical (h)	1.04%	$1,000.00	$1,019.75	$5.24
R1	Actual	2.04%	$1,000.00	$974.74	$10.04
	Hypothetical (h)	2.04%	$1,000.00	$1,014.76	$10.25
R2	Actual	1.54%	$1,000.00	$977.40	$7.59
	Hypothetical (h)	1.54%	$1,000.00	$1,017.25	$7.75
R3	Actual	1.29%	$1,000.00	$978.32	$6.36
	Hypothetical (h)	1.29%	$1,000.00	$1,018.50	$6.49
R4	Actual	1.04%	$1,000.00	$979.85	$5.13
	Hypothetical (h)	1.04%	$1,000.00	$1,019.75	$5.24
R6	Actual	0.92%	$1,000.00	$980.47	$4.54
	Hypothetical (h)	0.92%	$1,000.00	$1,020.34	$4.63
529A	Actual	1.30%	$1,000.00	$978.44	$6.41
	Hypothetical (h)	1.30%	$1,000.00	$1,018.45	$6.54
529B	Actual	2.07%	$1,000.00	$974.40	$10.19
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
529C	Actual	2.09%	$1,000.00	$974.50	$10.29
	Hypothetical (h)	2.09%	$1,000.00	$1,014.51	$10.50

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.04% and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

3/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 92.7%

Issuer	Shares/Par	Value ($)
Aerospace - 1.8%
Cobham PLC (a)	5,481,438	$7,874,647
Embraer S.A., ADR	302,583	5,752,103
LISI Group	633,663	19,476,234
Meggitt PLC	1,647,534	10,789,236
MTU Aero Engines AG	155,880	35,286,423
Saab AB, “B” (l)	249,300	7,987,961
Singapore Technologies Engineering Ltd.	12,378,800	34,161,012

		$121,327,616
Airlines - 0.8%
Aena S.A.	65,330	$11,762,070
Enav S.p.A.	3,891,795	21,208,187
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	80,593	13,036,723
Stagecoach Group PLC	2,617,086	5,235,646

		$51,242,626
Alcoholic Beverages - 1.8%
Carlsberg Group	147,199	$18,383,840
China Resources Beer Holdings Co. Ltd.	14,958,000	62,976,440
Compania Cervecerias Unidas S.A., ADR	524,105	15,440,133
Davide Campari-Milano S.p.A.	2,119,141	20,800,031

		$117,600,444
Apparel Manufacturers - 1.2%
Burberry Group PLC	638,505	$16,254,029
Coats Group PLC	16,580,922	17,082,295
Pacific Textiles Holdings Ltd.	38,809,000	34,903,603
Stella International Holdings Ltd.	7,097,591	10,669,058

		$78,908,985
Automotive - 2.2%
ARB Corp.	658,202	$8,038,529
Autoliv, Inc., SDR	80,720	5,903,822
Daikyonishikawa Corp.	332,421	3,047,367
Hella KGaA Hueck & Co.	528,956	23,259,570
Koito Manufacturing Co. Ltd.	645,800	36,534,927
Mahindra & Mahindra Ltd.	1,458,920	14,192,222
NGK Spark Plug Co. Ltd	837,800	15,526,854
USS Co. Ltd.	2,280,200	42,258,692

		$148,761,983

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Biotechnology - 0.3%
Abcam PLC	550,379	$8,136,147
Lonza Group AG	29,817	9,246,788

		$17,382,935
Broadcasting - 0.3%
Nippon Television Holdings, Inc.	610,800	$9,148,498
Proto Corp.	568,700	10,257,433

		$19,405,931
Brokerage & Asset Managers - 3.0%
ASX Ltd.	188,647	$9,354,984
Computershare Ltd.	901,568	10,933,904
Daiwa Securities Group, Inc.	2,388,000	11,613,570
Euronext N.V.	136,239	8,634,675
Hargreaves Lansdown PLC	855,872	20,773,002
IG Group Holdings PLC	1,379,925	9,345,873
Japan Exchange Group, Inc.	145,300	2,586,636
Rathbone Brothers PLC	944,140	27,373,013
Schroders PLC	1,228,191	43,222,741
TMX Group Ltd.	493,260	31,769,288
Yuanta Financial Holding Co. Ltd.	38,855,227	22,125,184

		$197,732,870
Business Services - 7.9%
Aeon Delight Co., Ltd.	295,700	$11,485,956
Amadeus Fire AG	183,730	21,186,990
AS ONE Corp.	123,700	9,821,889
Ashtead Group PLC	521,672	12,586,842
Auto Trader Group PLC	5,377,355	36,531,486
Babcock International Group PLC	1,548,854	9,955,399
Bapcor Ltd.	1,916,168	7,510,374
Brenntag AG	445,101	22,917,505
Bunzl PLC	2,603,228	85,849,338
Cerved Information Solutions S.p.A.	5,092,614	50,613,988
Cie Plastic Omnium S.A.	399,393	10,631,493
Compass Group PLC	2,792,166	65,623,466
DKSH Holding Ltd.	50,944	2,936,667
Doshisha Co. Ltd.	141,800	2,209,588
Edenred	202,894	9,233,584
Elior Group (l)	766,815	10,261,884
Intertek Group PLC	700,519	44,314,828
IPH Ltd.	4,602,765	23,008,080
Meitec Corp.	371,900	16,878,616
Midland IC&I Ltd. (a)	21,556,500	551,960

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Nomura Research Institute Ltd.	897,500	$40,732,879
Sodexo	218,000	24,004,193
Sohgo Security Services Co. Ltd.	204,800	8,906,758

		$527,753,763
Cable TV - 0.2%
NOS, SGPS, S.A.	2,470,002	$15,793,131

Chemicals - 0.2%
Orica Ltd.	1,096,864	$13,730,742

Computer Software - 3.1%
EMIS Group PLC	543,548	$7,433,413
OBIC Business Consultants Co. Ltd.	365,800	15,001,001
OBIC Co. Ltd.	1,687,700	169,942,543
Wisetech Global Ltd.	1,128,543	18,526,563

		$210,903,520
Computer Software - Systems - 3.4%
Amadeus IT Group S.A.	1,659,120	$132,883,814
Globant S.A. (a)	64,614	4,613,440
Linx S.A.	2,347,200	22,181,006
NS Solutions Corp.	671,000	18,090,300
Temenos Group AG	104,582	15,418,165
Venture Corp. Ltd.	2,727,700	36,107,683

		$229,294,408
Conglomerates - 0.5%
DCC PLC	409,413	$35,380,470

Construction - 2.5%
Bellway PLC	166,245	$6,593,210
CEMEX Latam Holdings S.A. (a)	1,901,177	2,862,473
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,487,700	6,182,047
DuluxGroup Ltd.	2,661,647	13,985,278
Fletcher Building Ltd.	1,963,299	6,618,182
Forterra PLC	860,618	3,301,086
Geberit AG	36,594	14,957,327
Ibstock PLC	2,297,827	7,176,746
PT Indocement Tunggal Prakarsa Tbk.	20,153,800	30,994,959
Reliance Worldwide Corp. (l)	6,697,357	20,496,025
Rinnai Corp.	89,900	6,351,322
Somfy S.A.	64,885	5,749,995
Techtronic Industries Co. Ltd.	4,956,000	33,303,269

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Toto Ltd.	145,700	$6,172,169

		$164,744,088
Consumer Products - 2.6%
Beiersdorf AG	195,187	$20,305,517
Dabur India Ltd.	3,441,839	20,310,701
Essity AB	1,001,909	28,891,377
Kobayashi Pharmaceutical Co. Ltd.	273,600	23,057,151
Lion Corp.	1,082,500	22,757,602
Milbon Co. Ltd.	310,292	14,418,513
Mitsubishi Pencil Co. Ltd.	231,500	4,480,443
PZ Cussons	404,893	1,034,666
Uni-Charm Corp.	1,169,800	38,662,613

		$173,918,583
Consumer Services - 2.3%
51job, Inc., ADR (a)	369,980	$28,814,042
Anima Educacao S.A.	2,733,658	13,056,152
Asante, Inc.	170,200	3,346,258
Heian Ceremony Service Co.	363,967	2,912,918
Kakaku.com, Inc.	289,200	5,550,198
Kroton Educacional S.A.	2,301,416	6,230,608
Localiza Rent a Car S.A.	1,439,784	12,157,089
MakeMyTrip Ltd. (a)	1,069,505	29,518,338
Moneysupermarket.com Group PLC	6,696,787	32,455,417
Park24 Co Ltd.	358,200	7,766,440
Rakuten	119,300	1,128,092
Webjet Ltd.	805,386	8,320,626

		$151,256,178
Containers - 1.5%
Fuji Seal International, Inc.	1,662,300	$59,994,586
Lock & Lock Co. Ltd.	506,486	9,080,249
Mayr-Melnhof Karton AG	148,502	18,623,881
Viscofan S.A.	244,274	15,276,300

		$102,975,016
Electrical Equipment - 2.2%
Bharat Heavy Electricals Ltd.	14,453,222	$15,637,228
IMI PLC	973,218	12,143,299
Legrand S.A.	586,196	39,230,349
LS Industrial Systems Co. Ltd.	663,084	27,747,767
OMRON Corp. (l)	208,121	9,727,211
Spectris PLC	339,818	11,109,158

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
Voltronic Power Technology Corp.	1,730,107	$33,905,505

		$149,500,517
Electronics - 2.9%
Advantech Co. Ltd.	2,011,748	$16,709,901
Amano Corp.	701,820	16,508,569
ASM International N.V.	295,075	15,987,318
Halma PLC	1,384,817	30,157,109
Hirose Electric Co. Ltd.	87,800	9,213,336
Infineon Technologies AG	554,339	10,997,059
Iriso Electronics Co. Ltd.	218,500	9,975,729
JEOL Ltd.	504,000	9,058,630
Kardex AG	59,984	9,036,003
Shimadzu Corp.	353,000	10,192,186
Silicon Motion Technology Corp., ADR	629,098	24,937,445
Stanley Electric Co. Ltd.	871,131	23,383,693
Tripod Technology Corp.	2,467,000	7,964,391

		$194,121,369
Energy - Independent - 0.3%
Cairn Energy PLC (a)	2,679,393	$5,649,946
Gran Tierra Energy, Inc. (a)	2,492,939	5,671,070
Seven Generations Energy Ltd. (a)	713,338	5,151,129
TORC Oil & Gas Ltd. (l)	771,099	2,660,057

		$19,132,202
Energy - Integrated - 0.1%
Galp Energia SGPS S.A.	438,166	$7,018,801

Engineering - Construction - 0.1%
JGC Corp.	257,000	$3,411,053
Toshiba Plant Kensetsu Co. Ltd.	291,000	5,154,137

		$8,565,190
Entertainment - 1.6%
CTS Eventim AG	1,457,483	$69,059,508
Merlin Entertainments PLC	3,404,264	15,221,522
PVR Ltd.	911,419	21,664,867

		$105,945,897
Food & Beverages - 4.5%
Arca Continental S.A.B. de C.V.	1,301,419	$7,249,903
AVI Ltd.	4,871,301	30,482,874
BRF S.A. (a)	817,500	4,729,175
Britvic PLC	728,348	9,035,766

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Coca-Cola HBC AG	320,235	$10,906,905
Ezaki Glico Co. Ltd.	454,000	23,840,837
Greencore Group PLC	1,315,340	3,460,592
Grupo Lala S.A.B. de C.V.	5,125,977	6,660,251
Kerry Group PLC	229,702	25,637,987
Kikkoman Corp.	264,600	12,963,800
Morinaga & Co. Ltd.	442,000	19,162,772
Mowi A.S.A.	488,346	10,899,380
Orion Corp./Republic of Korea	327,879	28,885,473
P/f Bakkafrost	811,217	40,142,542
Ridley Corp. NPV	11,190,296	11,004,752
S Foods, Inc.	277,000	10,122,259
Shenguan Holdings Group Ltd.	13,203,505	748,484
Tata Global Beverages Ltd.	4,258,744	12,538,013
Tate & Lyle PLC	488,682	4,619,600
Tingyi (Cayman Islands) Holdings Corp.	16,592,000	27,350,554

		$300,441,919
Food & Drug Stores - 1.2%
Cosmos Pharmaceutical Corp.	56,200	$9,705,567
Dairy Farm International Holdings Ltd.	5,192,809	43,567,667
Japan Meat Co. Ltd.	253,700	4,514,088
Matsumotokiyoshi Holdings Co. Ltd.	90,800	3,019,020
San-A Co. Ltd.	87,700	3,505,468
Sundrug Co. Ltd.	560,200	15,416,494

		$79,728,304
Forest & Paper Products - 0.2%
Suzano S.A.	1,375,800	$16,357,028

Furniture & Appliances - 0.5%
SEB S.A.	136,388	$22,948,986
Zojirushi Corp. (l)	751,300	7,795,678

		$30,744,664
Gaming & Lodging - 1.8%
Crown Resorts Ltd.	1,459,618	$11,928,984
Dalata Hotel Group PLC	2,408,975	15,889,334
Genting Berhad	13,067,100	21,253,042
Paddy Power Betfair PLC	495,580	38,373,081
Shangri-La Asia Ltd.	22,020,000	31,305,066

		$118,749,507

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 1.6%
B&M European Value Retail S.A.	3,400,790	$16,548,084
Dollarama, Inc.	2,191,608	58,465,840
Lojas Renner S.A.	1,284,100	14,364,892
Magazine Luiza S.A.	117,800	5,200,488
Seria Co. Ltd.	411,800	14,175,016

		$108,754,320
Health Maintenance Organizations - 0.1%
Notre Dame Intermedica Participacoes S.A.	924,208	$7,742,353

Insurance - 2.9%
Admiral Group PLC	354,924	$10,031,275
AUB Group Ltd.	2,364,614	21,978,033
Hiscox Ltd.	3,608,675	73,321,850
Jardine Lloyd Thompson Group PLC	1,478,438	36,855,821
Samsung Fire & Marine Insurance Co. Ltd.	87,962	23,325,312
Sony Financial Holdings, Inc.	876,900	16,520,502
Steadfast Group Ltd.	4,930,558	11,097,988

		$193,130,781
Internet - 1.3%
PChome Online, Inc. (a)	4,918,504	$20,746,111
Rightmove PLC	8,150,419	54,139,116
Scout24 AG	214,160	11,089,200

		$85,974,427
Leisure & Toys - 0.3%
Shimano, Inc.	35,100	$5,700,623
Thule Group AB	569,392	12,860,972

		$18,561,595
Machinery & Tools - 3.3%
Aalberts Industries N.V.	296,084	$10,239,637
Doosan Bobcat, Inc.	1,102,777	30,020,095
Fujitsu General Ltd.	524,400	7,409,640
GEA Group AG	1,634,451	42,810,950
Haitian International Holdings Ltd.	12,647,000	28,741,900
Nabtesco Corp.	482,500	14,040,084
Nissei ASB Machine Co. Ltd. (l)	233,300	7,967,522
Obara Group, Inc.	128,500	4,249,323
Rotork PLC	1,912,024	7,042,612
Shima Seiki Manufacturing Ltd.	191,900	5,887,034
Spirax-Sarco Engineering PLC	278,609	26,090,661
T.K. Corp.	828,332	8,246,103

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
THK Co., Ltd.	365,100	$9,006,437
VAT Group AG	83,494	8,779,133
Weir Group PLC	409,107	8,301,669

		$218,832,800
Medical & Health Technology & Services - 0.8%
Fleury S.A.	1,273,961	$6,637,671
Hogy Medical Co. Ltd.	79,600	2,804,637
Instituto Hermes Pardini S.A.	1,152,300	5,974,355
Miraca Holdings, Inc.	99,000	2,452,892
Ramsay Health Care Ltd.	357,306	16,325,924
Sonic Healthcare Ltd.	1,262,430	22,015,299

		$56,210,778
Medical Equipment - 2.5%
Ansell Ltd.	1,332,982	$24,059,619
Demant A/S (a)	301,880	8,926,584
Nakanishi, Inc.	1,589,000	31,011,522
Nihon Kohden Corp.	521,600	15,483,750
Sagami Rubber Industries Co., Ltd.	157,500	2,832,243
Smith & Nephew PLC	1,994,014	39,553,885
Sonova Holding AG	134,496	26,608,800
Terumo Corp.	733,200	22,360,516

		$170,836,919
Metals & Mining - 0.4%
Iluka Resources Ltd.	2,098,560	$13,410,742
MOIL Ltd.	6,090,545	13,952,645

		$27,363,387
Natural Gas - Distribution - 0.4%
Italgas SpA	4,294,940	$26,517,440

Network & Telecom - 0.5%
VTech Holdings Ltd.	3,453,565	$35,305,778

Oil Services - 0.4%
Aker Solutions ASA (a)	2,934,303	$14,819,592
TechnipFMC PLC	502,950	11,757,598

		$26,577,190
Other Banks & Diversified Financials - 5.2%
Aeon Financial Service Co. Ltd.	1,028,700	$20,911,857
AEON Thana Sinsap Public Co. Ltd.	2,759,200	15,867,465

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Bancolombia S.A., ADR	188,347	$9,616,998
Bank of Ireland	1,062,471	6,328,600
Chiba Bank Ltd.	2,538,451	13,765,308
Credicorp Ltd.	117,971	28,307,141
E.Sun Financial Holding Co. Ltd.	59,700,101	46,004,361
Federal Bank Ltd.	22,441,921	31,245,374
FinecoBank, S.p.A.	2,502,438	32,913,362
Grupo Financiero Inbursa S.A. de C.V.	5,288,278	7,326,119
Julius Baer Group Ltd.	391,525	15,818,278
Jyske Bank	678,847	26,224,053
Komercni Banka A.S.	331,908	13,558,216
Metropolitan Bank & Trust Co.	24,094,175	36,662,056
Shizuoka Bank Ltd.	1,025,000	7,796,400
Shriram Transport Finance Co. Ltd.	1,458,192	26,888,408
Sydbank A/S	325,271	6,744,508

		$345,978,504
Pharmaceuticals - 1.4%
Genomma Lab Internacional S.A., “B” (a)	9,753,419	$7,019,758
Kalbe Farma TBK PT	285,957,000	30,523,500
Santen Pharmaceutical Co. Ltd.	2,042,300	30,386,653
Virbac SA (a)	109,089	17,890,580
Yunnan Baiyao Group Co., Ltd.	646,117	8,220,440

		$94,040,931
Pollution Control - 0.3%
Daiseki Co. Ltd.	792,300	$19,237,384

Precious Metals & Minerals - 0.4%
Agnico-Eagle Mines Ltd.	598,138	$26,005,027

Printing & Publishing - 0.1%
China Literature Ltd. (a)	1,547,400	$7,244,244

Railroad & Shipping - 0.5%
DFDS A/S	201,472	$8,336,898
GMexico Transportes S.A.B. de C.V	5,182,600	6,896,694
Sankyu, Inc.	185,200	9,023,549
Senko Group Holdings Co. Ltd.	936,500	7,765,438

		$32,022,579
Real Estate - 4.1%
Ascendas India Trust, REIT	31,933,900	$28,040,097
City Developments Ltd.	4,191,700	27,991,061

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Concentradora Fibra Danhos S.A. de C.V., REIT	6,280,244	$8,962,417
Deutsche Wohnen SE	327,958	15,903,750
Embassy Office Parks REIT (a)	2,472,000	10,705,160
Hibernia PLC, REIT	4,778,191	7,160,874
LEG Immobilien AG	683,969	83,974,661
Midland Holdings Ltd. (h)	43,113,000	9,007,104
Multiplan Empreendimentos Imobiliarios S.A.	3,219,285	19,231,761
Prologis Peroperty Mexico S.A. de C.V., REIT	4,441,245	8,557,466
Shaftesbury PLC, REIT	993,312	11,384,905
TAG Immobilien AG	710,764	17,540,589
Unite Group PLC, REIT	2,092,339	25,003,406

		$273,463,251
Restaurants - 1.5%
Ajisen (China) Holdings Ltd.	7,157,369	$2,042,371
Cafe De Coral Holdings Ltd.	16,736,000	42,597,122
Greggs PLC	1,552,203	37,178,451
Whitbread PLC	312,265	20,652,710

		$102,470,654
Retailers - 0.0%
Spencer’s Retail Ltd. (a)	723,473	$1,670,959

Specialty Chemicals - 6.0%
Air Water, Inc.	376,000	$5,441,703
Croda International PLC	1,828,173	119,960,011
Elementis PLC	956,822	2,025,096
Essentra PLC	3,063,603	16,479,483
IMCD Group NV	218,300	16,614,974
Japan Pure Chemical Co. Ltd.	41,700	893,975
Kansai Paint Co. Ltd.	1,037,000	19,751,935
Mexichem S.A.B de C.V.	1,686,982	4,033,582
Nihon Parkerizing Co. Ltd.	1,049,600	13,088,037
NOF Corp.	83,600	2,843,743
PT Astra Agro Lestari Tbk	15,352,000	12,101,559
PTT Global Chemical PLC	6,126,700	12,983,160
Sika AG	517,126	72,239,243
SK KAKEN Co. Ltd.	11,600	4,767,482
Symrise AG	1,029,979	92,800,036
Taisei Lamick Co. Ltd.	219,800	5,479,630
Tikkurila Oyj	145,978	2,394,037

		$403,897,686

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 3.2%
ABC-Mart, Inc.	362,200	$21,536,570
Dufry AG	115,908	12,175,724
Esprit Holdings Ltd. (a)	6,185,199	1,331,599
Howden Joinery Group	2,075,162	13,116,662
Just Eat PLC (a)	6,800,439	66,517,808
MonotaRO Co. Ltd.	581,000	12,901,209
Nitori Co. Ltd.	113,900	14,696,111
Ryohin Keikaku Co. Ltd.	59,500	15,053,505
Shimamura Co. Ltd.	52,800	4,463,918
Takeaway.com Holding B.V. (a)	731,909	55,582,980

		$217,376,086
Telecommunications - Wireless - 0.8%
Cellnex Telecom S.A.U.	1,483,493	$43,533,072
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	12,407,271

		$55,940,343
Telephone Services - 0.5%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$4,265,074
Hellenic Telecommunications Organization S.A.	2,120,009	28,394,753

		$32,659,827
Tobacco - 0.4%
Swedish Match AB	481,706	$24,553,416

Trucking - 2.1%
DSV A.S.	184,416	$15,251,159
Freightways Ltd.	572,152	3,218,389
Hamakyorex Co. Ltd.	114,900	4,406,072
Kintetsu World Express, Inc.	277,200	4,216,902
Mainfreight Ltd.	142,646	3,482,538
Seino Holdings Co. Ltd.	986,200	13,125,011
SG Holdings Co. Ltd.	1,897,400	55,211,721
Yamato Holdings Co. Ltd.	1,735,000	44,756,519

		$143,668,311
Utilities - Electric Power - 0.5%
CESC Ltd.	2,391,765	$25,226,173
Equatorial Energia S.A.	321,600	6,571,060

		$31,797,233
Utilities - Water - 0.2%
Aguas Andinas S.A., “A”	16,299,206	$9,266,887
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	5,210,109

		$14,476,996
Total Common Stocks (Identified Cost, $4,633,859,846)		$6,210,729,886

16

Portfolio of Investments (unaudited) – continued

Preferred Stocks - 1.0%

Issuer	Shares/Par	Value ($)
Consumer Products - 0.3%
Henkel AG & Co. KGaA	173,051	$17,664,916

General Merchandise - 0.2%
Lojas Americanas S.A.	2,658,500	$11,386,733

Metals & Mining - 0.1%
Gerdau S.A.	1,786,200	$6,906,935

Specialty Chemicals - 0.4%
Fuchs Petrolub SE	666,825	$27,452,001
Total Preferred Stocks (Identified Cost, $47,185,130)		$63,410,585

Investment Companies (h) - 5.9%
Money Market Funds - 5.9%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $396,207,710)	396,249,187	$396,249,187

Collateral for Securities Loaned - 0.2%
JPMorgan U.S. Government Money Market Fund, 2.36% (j) (Identified Cost, $16,518,100)	16,518,100	$16,518,100

Other Assets, Less Liabilities - 0.2%		10,928,230
Net Assets - 100.0%		$6,697,835,988

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $405,256,291 and $6,281,651,467, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,407,271, representing 0.2% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $32,915,342 of securities on loan (identified cost, $4,678,444,283)	$6,281,651,467
Investments in affiliated issuers, at value (identified cost, $415,326,503)	405,256,291
Cash	627,901
Foreign currency, at value (identified cost, $12,361,288)	12,314,249
Receivables for
Investments sold	2,947,288
Fund shares sold	11,782,996
Interest and dividends	20,377,861
Other assets	17,858
Total assets	$6,734,975,911

Liabilities
Payables for
Investments purchased	$4,880,583
Fund shares reacquired	10,288,460
Collateral for securities loaned, at value (c)	16,518,100
Payable to affiliates
Investment adviser	633,973
Shareholder servicing costs	2,432,351
Distribution and service fees	41,143
Program manager fees	55
Payable for independent Trustees’ compensation	12,159
Deferred country tax expense payable	1,857,417
Accrued expenses and other liabilities	475,682
Total liabilities	$37,139,923
Net assets	$6,697,835,988

Net assets consist of
Paid-in capital	$5,122,078,314
Total distributable earnings (loss)	1,575,757,674
Net assets	$6,697,835,988
Shares of beneficial interest outstanding	203,974,457

(c)	Non-cash collateral is not included.

18

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,060,017,537	32,990,880	$32.13
Class B	11,566,204	371,653	31.12
Class C	68,906,521	2,258,234	30.51
Class I	2,130,509,427	64,342,516	33.11
Class R1	2,143,509	72,096	29.73
Class R2	46,592,778	1,490,668	31.26
Class R3	141,908,631	4,457,965	31.83
Class R4	309,126,287	9,637,256	32.08
Class R6	2,917,045,158	88,031,742	33.14
Class 529A	8,256,660	261,641	31.56
Class 529B	217,740	7,306	29.80
Class 529C	1,545,536	52,500	29.44

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $34.09 [100 / 94.25 x $32.13] and $33.49 [100 / 94.25 x $31.56], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$40,845,597
Dividends from affiliated issuers	4,006,421
Income on securities loaned	148,579
Other	637
Foreign taxes withheld	(3,295,147)
Total investment income	$41,706,087
Expenses
Management fee	$26,991,936
Distribution and service fees	2,029,880
Shareholder servicing costs	2,398,869
Program manager fees	2,402
Administrative services fee	289,122
Independent Trustees’ compensation	36,467
Custodian fee	795,734
Shareholder communications	160,673
Audit and tax fees	39,700
Legal fees	25,882
Miscellaneous	183,676
Total expenses	$32,954,341
Fees paid indirectly	(4,063)
Reduction of expenses by investment adviser and distributor	(317,858)
Net expenses	$32,632,420
Net investment income (loss)	$9,073,667

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $133,087 country tax)	$30,915,724
Affiliated issuers	(4,771)
Foreign currency	(242,914)
Net realized gain (loss)	$30,668,039
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $762,466 decrease in deferred country tax)	$(170,105,062)
Affiliated issuers	(2,411,871)
Translation of assets and liabilities in foreign currencies	(196,541)
Net unrealized gain (loss)	$(172,713,474)
Net realized and unrealized gain (loss)	$(142,045,435)
Change in net assets from operations	$(132,971,768)

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	3/31/19	9/30/18
Change in net assets

From operations
Net investment income (loss)	$9,073,667	$54,100,165
Net realized gain (loss)	30,668,039	367,639,427
Net unrealized gain (loss)	(172,713,474)	33,402,824
Change in net assets from operations	$(132,971,768)	$455,142,416
Total distributions to shareholders	$(368,030,292)	$(163,806,613)
Change in net assets from fund share transactions	$661,445,408	$275,242,271
Total change in net assets	$160,443,348	$566,578,074

Net assets
At beginning of period	6,537,392,640	5,970,814,566
At end of period	$6,697,835,988	$6,537,392,640

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/19		Year ended
Class A			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$35.00		$33.42	$29.34		$26.70	$27.64	$27.41

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.22	$0.20	(c)	$0.26	$0.25	$0.27
Net realized and unrealized gain (loss)	(0.97)		2.22	4.54		2.62	(0.88)	0.26
Total from investment operations	$(0.96)		$2.44	$4.74		$2.88	$(0.63)	$0.53

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.28)	$(0.36)		$(0.24)	$(0.31)	$(0.30)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(1.91)		$(0.86)	$(0.66)		$(0.24)	$(0.31)	$(0.30)
Net asset value, end of period (x)	$32.13		$35.00	$33.42		$29.34	$26.70	$27.64
Total return (%) (r)(s)(t)(x)	(2.16	)(n)	7.40	16.69	(c)	10.87	(2.30)	1.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.30	1.33	(c)	1.37	1.37	1.36
Expenses after expense reductions (f)	1.29	(a)	1.29	1.30	(c)	1.33	1.32	1.34
Net investment income (loss)	0.04	(a)(l)	0.62	0.68	(c)	0.92	0.88	0.96
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$1,060,018		$1,163,703	$1,224,654		$1,359,996	$1,405,724	$1,555,607

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class B			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$33.86		$32.36	$28.40		$25.83	$26.68	$26.40

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.05)	$(0.02	)(c)	$0.04	$0.03	$0.03
Net realized and unrealized gain (loss)	(0.92)		2.16	4.41		2.55	(0.85)	0.28
Total from investment operations	$(1.03)		$2.11	$4.39		$2.59	$(0.82)	$0.31

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.13)		$(0.02)	$(0.03)	$(0.03)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(1.71)		$(0.61)	$(0.43)		$(0.02)	$(0.03)	$(0.03)
Net asset value, end of period (x)	$31.12		$33.86	$32.36		$28.40	$25.83	$26.68
Total return (%) (r)(s)(t)(x)	(2.51	)(n)	6.59	15.81	(c)	10.04	(3.06)	1.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.05	2.07	(c)	2.12	2.12	2.11
Expenses after expense reductions (f)	2.04	(a)	2.03	2.05	(c)	2.08	2.07	2.10
Net investment income (loss)	(0.72	)(a)(l)	(0.14)	(0.06	)(c)	0.16	0.11	0.12
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$11,566		$13,212	$15,120		$17,469	$18,975	$23,690

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class C			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$33.24		$31.78	$27.93		$25.42	$26.32	$26.14

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.08)	$(0.01	)(c)	$0.05	$0.03	$0.06
Net realized and unrealized gain (loss)	(0.91)		2.15	4.32		2.50	(0.83)	0.25
Total from investment operations	$(1.02)		$2.07	$4.31		$2.55	$(0.80)	$0.31

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.16)		$(0.04)	$(0.10)	$(0.13)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(1.71)		$(0.61)	$(0.46)		$(0.04)	$(0.10)	$(0.13)
Net asset value, end of period (x)	$30.51		$33.24	$31.78		$27.93	$25.42	$26.32
Total return (%) (r)(s)(t)(x)	(2.53	)(n)	6.58	15.81	(c)	10.06	(3.04)	1.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.04	2.07	(c)	2.12	2.12	2.11
Expenses after expense reductions (f)	2.04	(a)	2.03	2.05	(c)	2.08	2.07	2.10
Net investment income (loss)	(0.73	)(a)(l)	(0.25)	(0.04	)(c)	0.17	0.12	0.21
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$68,907		$84,044	$152,036		$166,306	$166,327	$184,614

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class I			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$36.06		$34.41	$30.20		$27.48	$28.45	$28.20

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.32	$0.32	(c)	$0.33	$0.33	$0.36
Net realized and unrealized gain (loss)	(1.00)		2.27	4.63		2.71	(0.92)	0.26
Total from investment operations	$(0.95)		$2.59	$4.95		$3.04	$(0.59)	$0.62

Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.36)	$(0.44)		$(0.32)	$(0.38)	$(0.37)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(2.00)		$(0.94)	$(0.74)		$(0.32)	$(0.38)	$(0.37)
Net asset value, end of period (x)	$33.11		$36.06	$34.41		$30.20	$27.48	$28.45
Total return (%) (r)(s)(t)(x)	(2.04	)(n)	7.65	16.98	(c)	11.14	(2.07)	2.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.07	(c)	1.12	1.12	1.11
Expenses after expense reductions (f)	1.04	(a)	1.04	1.05	(c)	1.08	1.07	1.10
Net investment income (loss)	0.31	(a)(l)	0.87	1.03	(c)	1.15	1.13	1.24
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$2,130,509		$2,094,665	$1,876,295		$1,670,850	$1,779,171	$1,871,618

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R1			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$32.44		$31.03	$27.32		$24.82	$25.61	$25.52

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.07)	$(0.01	)(c)	$0.05	$0.02	$0.04
Net realized and unrealized gain (loss)	(0.89)		2.09	4.21		2.45	(0.81)	0.26
Total from investment operations	$(1.00)		$2.02	$4.20		$2.50	$(0.79)	$0.30

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.19)		$—	$—	$(0.21)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(1.71)		$(0.61)	$(0.49)		$—	$—	$(0.21)
Net asset value, end of period (x)	$29.73		$32.44	$31.03		$27.32	$24.82	$25.61
Total return (%) (r)(s)(t)(x)	(2.53	)(n)	6.59	15.79	(c)	10.07	(3.08)	1.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.05	2.07	(c)	2.12	2.12	2.11
Expenses after expense reductions (f)	2.04	(a)	2.04	2.05	(c)	2.08	2.07	2.10
Net investment income (loss)	(0.73	)(a)(l)	(0.21)	(0.02	)(c)	0.19	0.06	0.17
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$2,144		$2,471	$3,928		$3,265	$3,260	$7,403

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R2			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$34.02		$32.51	$28.56		$25.98	$26.90	$26.72

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.12	$0.13	(c)	$0.18	$0.16	$0.19
Net realized and unrealized gain (loss)	(0.93)		2.17	4.41		2.57	(0.85)	0.25
Total from investment operations	$(0.96)		$2.29	$4.54		$2.75	$(0.69)	$0.44

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.29)		$(0.17)	$(0.23)	$(0.26)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(1.80)		$(0.78)	$(0.59)		$(0.17)	$(0.23)	$(0.26)
Net asset value, end of period (x)	$31.26		$34.02	$32.51		$28.56	$25.98	$26.90
Total return (%) (r)(s)(t)(x)	(2.26	)(n)	7.13	16.37	(c)	10.61	(2.57)	1.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.55	1.57	(c)	1.62	1.62	1.61
Expenses after expense reductions (f)	1.54	(a)	1.54	1.55	(c)	1.58	1.57	1.60
Net investment income (loss)	(0.18	)(a)(l)	0.35	0.46	(c)	0.66	0.60	0.70
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$46,593		$48,630	$52,892		$54,065	$60,527	$75,355

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R3			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$34.69		$33.14	$29.11		$26.50	$27.45	$27.23

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.20	$0.22	(c)	$0.25	$0.24	$0.27
Net realized and unrealized gain (loss)	(0.97)		2.21	4.48		2.61	(0.88)	0.26
Total from investment operations	$(0.96)		$2.41	$4.70		$2.86	$(0.64)	$0.53

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.28)	$(0.37)		$(0.25)	$(0.31)	$(0.31)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(1.90)		$(0.86)	$(0.67)		$(0.25)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$31.83		$34.69	$33.14		$29.11	$26.50	$27.45
Total return (%) (r)(s)(t)(x)	(2.17	)(n)	7.39	16.70	(c)	10.85	(2.33)	1.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.30	1.32	(c)	1.37	1.37	1.36
Expenses after expense reductions (f)	1.29	(a)	1.29	1.30	(c)	1.33	1.32	1.34
Net investment income (loss)	0.04	(a)(l)	0.58	0.73	(c)	0.92	0.88	0.96
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$141,909		$146,726	$174,621		$157,360	$145,450	$155,509
See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R4			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$35.00		$33.43	$29.36		$26.72	$27.67	$27.43

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.31	$0.29	(c)	$0.32	$0.32	$0.33
Net realized and unrealized gain (loss)	(0.97)		2.21	4.52		2.64	(0.89)	0.27
Total from investment operations	$(0.92)		$2.52	$4.81		$2.96	$(0.57)	$0.60

Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.37)	$(0.44)		$(0.32)	$(0.38)	$(0.36)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(2.00)		$(0.95)	$(0.74)		$(0.32)	$(0.38)	$(0.36)
Net asset value, end of period (x)	$32.08		$35.00	$33.43		$29.36	$26.72	$27.67
Total return (%) (r)(s)(t)(x)	(2.02	)(n)	7.65	16.98	(c)	11.16	(2.07)	2.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.07	(c)	1.12	1.12	1.11
Expenses after expense reductions (f)	1.04	(a)	1.04	1.05	(c)	1.08	1.07	1.10
Net investment income (loss)	0.30	(a)(l)	0.87	0.96	(c)	1.15	1.15	1.15
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$309,126		$318,571	$330,370		$312,467	$337,705	$350,430

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R6			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$36.11		$34.45	$30.24		$27.51	$28.48	$28.22

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.37	$0.35	(c)	$0.38	$0.37	$0.40
Net realized and unrealized gain (loss)	(1.00)		2.27	4.64		2.70	(0.93)	0.25
Total from investment operations	$(0.93)		$2.64	$4.99		$3.08	$(0.56)	$0.65

Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.40)	$(0.48)		$(0.35)	$(0.41)	$(0.39)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(2.04)		$(0.98)	$(0.78)		$(0.35)	$(0.41)	$(0.39)
Net asset value, end of period (x)	$33.14		$36.11	$34.45		$30.24	$27.51	$28.48
Total return (%) (r)(s)(t)(x)	(1.95	)(n)	7.79	17.10	(c)	11.30	(1.96)	2.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.93	0.96	(c)	1.00	1.00	1.00
Expenses after expense reductions (f)	0.92	(a)	0.92	0.94	(c)	0.95	0.95	0.99
Net investment income (loss)	0.44	(a)(l)	1.02	1.13	(c)	1.32	1.27	1.36
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$2,917,045		$2,654,886	$2,131,042		$1,027,737	$872,671	$823,847

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class 529A			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$34.42		$32.89	$28.90		$26.31	$27.25	$27.03

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.22	$0.22	(c)	$0.25	$0.24	$0.28
Net realized and unrealized gain (loss)	(0.96)		2.18	4.44		2.59	(0.87)	0.24
Total from investment operations	$(0.95)		$2.40	$4.66		$2.84	$(0.63)	$0.52

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.29)	$(0.37)		$(0.25)	$(0.31)	$(0.30)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(1.91)		$(0.87)	$(0.67)		$(0.25)	$(0.31)	$(0.30)
Net asset value, end of period (x)	$31.56		$34.42	$32.89		$28.90	$26.31	$27.25
Total return (%) (r)(s)(t)(x)	(2.16	)(n)	7.41	16.67	(c)	10.87	(2.31)	1.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.36	1.42	(c)	1.47	1.47	1.46
Expenses after expense reductions (f)	1.30	(a)	1.29	1.30	(c)	1.33	1.33	1.34
Net investment income (loss)	0.04	(a)(l)	0.64	0.74	(c)	0.93	0.88	0.98
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$8,257		$8,529	$7,540		$6,193	$5,911	$6,174

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class 529B			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$32.70		$31.15	$27.51		$24.85	$25.67	$25.50

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$0.20	$0.08	(c)	$0.20	$0.01	$0.02
Net realized and unrealized gain (loss)	(0.92)		2.08	4.22		2.46	(0.80)	0.26
Total from investment operations	$(1.03)		$2.28	$4.30		$2.66	$(0.79)	$0.28

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.15)	$(0.36)		$—	$(0.03)	$(0.11)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(1.87)		$(0.73)	$(0.66)		$—	$(0.03)	$(0.11)
Net asset value, end of period (x)	$29.80		$32.70	$31.15		$27.51	$24.85	$25.67
Total return (%) (r)(s)(t)(x)	(2.56	)(n)	7.43	16.19	(c)	10.70	(3.06)	1.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	1.31	1.79	(c)	1.61	2.22	2.20
Expenses after expense reductions (f)	2.07	(a)	1.27	1.71	(c)	1.50	2.11	2.13
Net investment income (loss)	(0.77	)(a)(l)	0.62	0.30	(c)	0.76	0.04	0.06
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$218		$269	$297		$330	$344	$499

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class 529C			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$32.15		$30.78	$27.08		$24.66	$25.56	$25.41

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.06)	$(0.02	)(c)	$0.04	$0.02	$0.04
Net realized and unrealized gain (loss)	(0.89)		2.06	4.18		2.43	(0.80)	0.24
Total from investment operations	$(1.00)		$2.00	$4.16		$2.47	$(0.78)	$0.28

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.16)		$(0.05)	$(0.12)	$(0.13)
From net realized gain	(1.71)		(0.58)	(0.30)		—	—	—
Total distributions declared to shareholders	$(1.71)		$(0.63)	$(0.46)		$(0.05)	$(0.12)	$(0.13)
Net asset value, end of period (x)	$29.44		$32.15	$30.78		$27.08	$24.66	$25.56
Total return (%) (r)(s)(t)(x)	(2.55	)(n)	6.56	15.75	(c)	10.03	(3.08)	1.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.11	2.17	(c)	2.22	2.22	2.21
Expenses after expense reductions (f)	2.09	(a)	2.08	2.10	(c)	2.12	2.12	2.14
Net investment income (loss)	(0.76	)(a)(l)	(0.20)	(0.08	)(c)	0.14	0.09	0.15
Portfolio turnover	9	(n)	21	17		13	15	14
Net assets at end of period (000 omitted)	$1,546		$1,686	$2,020		$1,909	$1,965	$2,015

See Notes to Financial Statements

33

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

34

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing

35

Notes to Financial Statements (unaudited) – continued

service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

36

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,335,967,233	$4,767,482	$—	$1,340,734,715
United Kingdom	1,200,830,396	—	—	1,200,830,396
Germany	512,248,676	—	—	512,248,676
Australia	265,726,445	—	—	265,726,445
Hong Kong	242,542,228	—	—	242,542,228
India	212,844,927	10,705,161	—	223,550,088
Spain	203,455,256	—	—	203,455,256
Switzerland	187,216,127	—	—	187,216,127
Brazil	175,871,564	—	—	175,871,564
Other Countries	1,893,114,351	28,850,625	—	1,921,964,976
Mutual Funds	412,767,287	—	—	412,767,287
Total	$6,642,584,490	$44,323,268	$—	$6,686,907,758

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required

37

Notes to Financial Statements (unaudited) – continued

collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $32,915,342. The fair value of the fund’s investment securities on loan and a related liability of $16,518,100 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $18,315,853 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the

38

Notes to Financial Statements (unaudited) – continued

custodian by the fund. The amount of the credit, for the six months ended March 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/18
Ordinary income (including any short-term capital gains)	$81,770,974
Long-term capital gains	82,035,639

Total distributions	$163,806,613

39

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/19

Cost of investments	$5,149,528,210
Gross appreciation	1,894,775,406

Gross depreciation	(357,395,858)
Net unrealized appreciation (depreciation)	$1,537,379,548

As of 9/30/18

Undistributed ordinary income	64,576,225
Undistributed long-term capital gain	302,497,284
Other temporary differences	(972,722)
Net unrealized appreciation (depreciation)	1,710,658,947

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 3/31/19	Year ended 9/30/18	Six months ended 3/31/19	Year ended 9/30/18
Class A	$6,445,864	$9,585,658	$55,704,583	$20,219,931
Class B	—	13,361	650,897	265,634
Class C	—	136,950	4,078,231	2,668,999
Class I	16,606,427	20,044,502	98,397,041	32,214,339
Class R1	—	3,441	132,056	61,598
Class R2	110,016	314,297	2,137,350	923,051
Class R3	811,436	1,450,943	7,214,916	2,982,787
Class R4	2,570,288	3,603,576	15,315,323	5,753,068
Class R6	25,558,362	25,775,048	131,725,227	37,537,871
Class 529A	49,400	67,853	419,927	135,835
Class 529B	1,289	1,450	14,090	5,470
Class 529C	—	3,079	87,569	37,872
Total	$52,153,082	$61,000,158	$315,877,210	$102,806,455

40

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2019, this management fee reduction amounted to $307,471, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2019 was equivalent to an annual effective rate of 0.86% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $61,737 and $1,693 for the six months ended March 31, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,313,312
Class B	0.75%	0.25%	1.00%	1.00%	58,530
Class C	0.75%	0.25%	1.00%	1.00%	359,327
Class R1	0.75%	0.25%	1.00%	1.00%	11,058
Class R2	0.25%	0.25%	0.50%	0.50%	101,443
Class R3	—	0.25%	0.25%	0.25%	167,659
Class 529A	—	0.25%	0.25%	0.21%	9,826
Class 529B	0.75%	0.25%	1.00%	0.98%	1,201
Class 529C	0.75%	0.25%	1.00%	1.00%	7,524
Total Distribution and Service Fees					$2,029,880

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The

41

Notes to Financial Statements (unaudited) – continued

distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2019, this rebate amounted to $8,300, $206, $154, $1, $11, $77, $1,591, $25, and $22 for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2019, were as follows:

Amount
Class A	$9,879
Class B	3,962
Class C	4,003
Class 529B	—
Class 529C	3

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2019, were as follows:

Fee
Class 529A	$1,965
Class 529B	60
Class 529C	377
Total Program Manager Fees	$2,402

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2019, the fee was $117,425, which equated to 0.0038% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do

42

Notes to Financial Statements (unaudited) – continued

not incur sub-accounting fees. For the six months ended March 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,281,444.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2019 was equivalent to an annual effective rate of 0.0093% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan, which terminated on December 31, 2018, resulted in a net decrease in expense of $245 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2019.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2019, the fee paid by the fund under this agreement was $5,501 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”)

43

Notes to Financial Statements (unaudited) – continued

pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,441,723 and $188,650, respectively. The sales transactions resulted in net realized gains (losses) of $53,413.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2019, this reimbursement amounted to $632, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended March 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $722,461,882 and $510,754,742, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/19		Year ended 9/30/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	2,925,403	$91,141,947	6,555,105	$230,678,813
Class B	36,136	1,087,892	43,169	1,470,168
Class C	141,156	4,158,527	473,025	15,845,578
Class I	16,123,167	524,417,583	16,558,175	597,541,984
Class R1	13,405	389,450	33,310	1,087,975
Class R2	391,206	11,996,342	422,585	14,490,548
Class R3	554,389	17,362,896	1,002,503	34,839,942
Class R4	1,482,448	45,389,505	2,908,698	102,106,126
Class R6	13,895,587	448,476,907	20,953,786	757,098,221
Class 529A	17,618	542,533	41,156	1,423,100
Class 529B	176	5,114	1,057	34,620
Class 529C	2,259	64,876	9,620	311,044
	35,582,950	$1,145,033,572	49,002,189	$1,756,928,119

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/19		Year ended 9/30/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,939,000	$56,366,740	829,311	$27,964,358
Class B	22,816	643,863	8,344	273,848
Class C	133,835	3,703,205	84,593	2,724,748
Class I	3,258,598	97,562,421	1,264,484	43,839,647
Class R1	4,897	132,037	2,069	65,039
Class R2	70,768	2,002,751	35,779	1,174,978
Class R3	278,693	8,026,352	132,666	4,433,688
Class R4	586,124	16,997,589	260,003	8,749,106
Class R6	4,999,594	149,737,848	1,737,606	60,277,572
Class 529A	16,439	469,327	6,142	203,688
Class 529B	569	15,379	220	6,920
Class 529C	3,280	87,569	1,314	40,951
	11,314,613	$335,745,081	4,362,531	$149,754,543

Shares reacquired
Class A	(5,123,836)	$(160,404,713)	(10,779,950)	$(376,937,771)
Class B	(77,433)	(2,326,826)	(128,593)	(4,377,889)
Class C	(545,050)	(16,250,365)	(2,813,801)	(94,671,170)
Class I	(13,126,336)	(420,911,732)	(14,267,477)	(513,141,694)
Class R1	(22,377)	(632,026)	(85,798)	(2,769,756)
Class R2	(400,722)	(12,398,526)	(655,695)	(22,336,872)
Class R3	(605,018)	(18,715,892)	(2,174,857)	(75,774,692)
Class R4	(1,532,826)	(47,508,495)	(3,950,700)	(139,030,483)
Class R6	(4,378,946)	(139,355,026)	(11,030,833)	(400,541,400)
Class 529A	(20,211)	(626,704)	(28,714)	(991,042)
Class 529B	(1,662)	(48,041)	(2,592)	(85,121)
Class 529C	(5,477)	(154,899)	(24,112)	(782,501)
	(25,839,894)	$(819,333,245)	(45,943,122)	$(1,631,440,391)

Net change
Class A	(259,433)	$(12,896,026)	(3,395,534)	$(118,294,600)
Class B	(18,481)	(595,071)	(77,080)	(2,633,873)
Class C	(270,059)	(8,388,633)	(2,256,183)	(76,100,844)
Class I	6,255,429	201,068,272	3,555,182	128,239,937
Class R1	(4,075)	(110,539)	(50,419)	(1,616,742)
Class R2	61,252	1,600,567	(197,331)	(6,671,346)
Class R3	228,064	6,673,356	(1,039,688)	(36,501,062)
Class R4	535,746	14,878,599	(781,999)	(28,175,251)
Class R6	14,516,235	458,859,729	11,660,559	416,834,393
Class 529A	13,846	385,156	18,584	635,746
Class 529B	(917)	(27,548)	(1,315)	(43,581)
Class 529C	62	(2,454)	(13,178)	(430,506)
	21,057,669	$661,445,408	7,421,598	$275,242,271

45

Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 24%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Moderate Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the

MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2019, the fund’s commitment fee and interest expense were $18,898 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

46

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		311,734,752	522,458,769	(437,944,334)	396,249,187
Midland Holdings Ltd.		43,113,000	—	—	43,113,000

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4,771)	$36,191	$—	$4,006,421	$396,249,187
Midland Holdings Ltd.	—	(2,448,062)	—	—	9,007,104
	$(4,771)	$(2,411,871)	$—	$4,006,421	$405,256,291

47

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

48

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

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CONTACT

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mfs.com

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1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

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MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

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OVERNIGHT MAIL

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Semiannual Report

March 31, 2019

MFS® Research Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MFR-SEM

MFS® Research Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve and other global central banks, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit, though exactly how the United Kingdom will withdraw from the European Union remains highly uncertain. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slowing global growth. Inflation remains largely subdued globally, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions. If the U.S. and China reach a comprehensive trade agreement, activity could rebound later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.9%
Alphabet, Inc., “A”	3.6%
Mastercard, Inc., “A”	2.8%
Facebook, Inc., “A”	2.2%
Pfizer, Inc.	1.9%
Cisco Systems, Inc.	1.8%
Citigroup, Inc.	1.7%
BP PLC, ADR	1.6%
Medtronic PLC	1.5%

Global equity sectors (k)
Technology	24.2%
Financial Services	16.3%
Health Care (s)	14.9%
Consumer Cyclicals	13.5%
Capital Goods	12.2%
Energy	8.4%
Consumer Staples	5.7%
Telecommunications/Cable Television (s)	4.1%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2018 through March 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2018 through March 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/18	Ending Account Value 3/31/19	Expenses Paid During Period (p) 10/01/18-3/31/19
A	Actual	0.80%	$1,000.00	$986.62	$3.96
	Hypothetical (h)	0.80%	$1,000.00	$1,020.94	$4.03
B	Actual	1.56%	$1,000.00	$982.90	$7.71
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
C	Actual	1.56%	$1,000.00	$982.95	$7.71
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
I	Actual	0.56%	$1,000.00	$987.76	$2.78
	Hypothetical (h)	0.56%	$1,000.00	$1,022.14	$2.82
R1	Actual	1.56%	$1,000.00	$982.85	$7.71
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
R2	Actual	1.06%	$1,000.00	$985.22	$5.25
	Hypothetical (h)	1.06%	$1,000.00	$1,019.65	$5.34
R3	Actual	0.81%	$1,000.00	$986.48	$4.01
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
R4	Actual	0.56%	$1,000.00	$987.65	$2.78
	Hypothetical (h)	0.56%	$1,000.00	$1,022.14	$2.82
R6	Actual	0.48%	$1,000.00	$988.20	$2.38
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

3/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 100.0%

Issuer	Shares/Par	Value ($)
Aerospace - 3.7%
Harris Corp.	162,120	$25,892,185
Honeywell International, Inc.	482,225	76,635,197
Northrop Grumman Corp.	168,670	45,473,432
United Technologies Corp.	453,714	58,479,198

		$206,480,012
Alcoholic Beverages - 0.5%
Constellation Brands, Inc., “A”	172,867	$30,308,771

Apparel Manufacturers - 1.7%
Levi Strauss & Co., “A” (a)	24,259	$571,299
NIKE, Inc., “B”	854,936	71,994,161
Skechers USA, Inc., “A” (a)	648,850	21,807,848

		$94,373,308
Biotechnology - 1.1%
Biogen, Inc. (a)	128,400	$30,351,192
Bio-Techne Corp.	165,574	32,874,718

		$63,225,910
Brokerage & Asset Managers - 2.9%
Blackstone Group LP	1,690,123	$59,103,601
CME Group, Inc.	221,984	36,534,127
TD Ameritrade Holding Corp.	989,175	49,448,858
TMX Group Ltd.	250,915	16,160,627

		$161,247,213
Business Services - 6.1%
Accenture PLC, “A”	291,333	$51,280,435
Cognizant Technology Solutions Corp., “A”	597,216	43,268,299
DXC Technology Co.	767,912	49,384,421
Fidelity National Information Services, Inc.	521,566	58,989,115
Fiserv, Inc. (a)	797,151	70,372,490
Global Payments, Inc.	484,885	66,196,500

		$339,491,260
Cable TV - 2.3%
Altice USA, Inc.	2,746,166	$58,987,646
Comcast Corp., “A”	1,671,051	66,808,619

		$125,796,265

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 2.4%
DowDuPont, Inc. (a)	1,008,001	$53,736,533
FMC Corp.	318,430	24,461,793
PPG Industries, Inc.	470,720	53,130,166

		$131,328,492
Computer Software - 7.8%
Adobe Systems, Inc. (a)	303,522	$80,885,578
Cadence Design Systems, Inc. (a)	571,679	36,307,333
Microsoft Corp.	2,038,351	240,403,117
Salesforce.com, Inc. (a)	500,040	79,191,335

		$436,787,363
Computer Software - Systems - 1.7%
Apple, Inc.	302,770	$57,511,161
Constellation Software, Inc.	43,163	36,578,814

		$94,089,975
Construction - 1.6%
Sherwin-Williams Co.	97,634	$42,051,940
Toll Brothers, Inc.	492,000	17,810,400
Vulcan Materials Co.	235,942	27,935,533

		$87,797,873
Consumer Products - 1.3%
Colgate-Palmolive Co.	486,157	$33,321,201
Kimberly-Clark Corp.	308,742	38,253,134

		$71,574,335
Consumer Services - 1.0%
Bookings Holdings, Inc. (a)	30,851	$53,832,218

Containers - 0.4%
Berry Global Group, Inc. (a)	432,917	$23,321,239

Electrical Equipment - 1.5%
HD Supply Holdings, Inc. (a)	652,552	$28,288,129
Sensata Technologies Holding PLC (a)	470,229	21,169,710
TE Connectivity Ltd.	398,246	32,158,364

		$81,616,203
Electronics - 1.0%
Analog Devices, Inc.	537,652	$56,598,626

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 1.5%
EOG Resources, Inc.	533,026	$50,733,414
Marathon Petroleum Corp.	544,002	32,558,520

		$83,291,934
Energy - Integrated - 1.6%
BP PLC, ADR	2,016,178	$88,147,302

Food & Beverages - 2.8%
J.M. Smucker Co.	191,922	$22,358,913
Mondelez International, Inc.	1,208,349	60,320,782
PepsiCo, Inc.	602,286	73,810,149

		$156,489,844
Gaming & Lodging - 0.9%
Marriott International, Inc., “A”	422,786	$52,886,301

General Merchandise - 1.1%
Dollar General Corp.	518,269	$61,829,492

Health Maintenance Organizations - 1.3%
Cigna Corp.	245,313	$39,451,237
Humana Inc.	127,351	33,875,366

		$73,326,603
Insurance - 2.6%
Aon PLC	472,069	$80,582,178
Chubb Ltd.	451,820	63,290,946

		$143,873,124
Internet - 5.8%
Alphabet, Inc., “A” (a)(s)	171,844	$202,241,485
Facebook, Inc., “A” (a)(s)	735,559	122,610,330

		$324,851,815
Leisure & Toys - 1.0%
Electronic Arts, Inc. (a)	578,498	$58,792,752

Machinery & Tools - 1.5%
Flowserve Corp.	491,377	$22,180,758
Roper Technologies, Inc.	176,718	60,432,254

		$82,613,012

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 2.3%
Goldman Sachs Group, Inc.	314,345	$60,351,097
PNC Financial Services Group, Inc.	312,334	38,310,888
State Street Corp.	433,984	28,560,487

		$127,222,472
Medical & Health Technology & Services - 1.1%
ICON PLC (a)	285,168	$38,948,245
McKesson Corp.	215,151	25,185,576

		$64,133,821
Medical Equipment - 5.6%
Boston Scientific Corp. (a)	1,101,909	$42,291,267
Danaher Corp.	465,586	61,466,664
Medtronic PLC	898,778	81,860,700
PerkinElmer, Inc.	674,525	64,997,229
STERIS PLC	237,868	30,454,240
West Pharmaceutical Services, Inc.	295,188	32,529,718

		$313,599,818
Natural Gas - Distribution - 0.6%
Sempra Energy	269,051	$33,862,759

Natural Gas - Pipeline - 1.0%
Enterprise Products Partners LP	1,595,976	$46,442,902
Equitrans Midstream Corp.	364,968	7,949,003

		$54,391,905
Network & Telecom - 1.8%
Cisco Systems, Inc.	1,842,617	$99,482,892

Oil Services - 0.8%
Core Laboratories N.V.	224,134	$15,449,557
Liberty Oilfield Services, Inc. (l)	505,371	7,777,660
Schlumberger Ltd.	476,255	20,750,430

		$43,977,647
Other Banks & Diversified Financials - 6.9%
BB&T Corp.	1,093,583	$50,884,417
Citigroup, Inc. (s)	1,478,669	92,002,785
Mastercard, Inc., “A”	668,686	157,442,118
Signature Bank	201,611	25,820,321
U.S. Bancorp	1,209,715	58,296,166

		$384,445,807

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 5.9%
Elanco Animal Health, Inc. (a)	1,611,464	$51,679,650
Eli Lilly & Co.	243,291	31,569,440
Johnson & Johnson	578,781	80,907,796
Pfizer, Inc.	2,535,698	107,691,094
Zoetis, Inc.	572,910	57,674,850

		$329,522,830
Railroad & Shipping - 1.3%
Canadian Pacific Railway Ltd.	189,576	$39,058,343
Kansas City Southern Co.	314,763	36,506,213

		$75,564,556
Real Estate - 1.7%
Public Storage, Inc., REIT	208,859	$45,485,313
STORE Capital Corp., REIT	1,408,759	47,193,427

		$92,678,740
Restaurants - 1.6%
Chipotle Mexican Grill, Inc., “A” (a)	28,294	$20,097,511
Starbucks Corp.	920,838	68,455,097

		$88,552,608
Specialty Stores - 6.1%
Amazon.com, Inc. (a)	121,549	$216,448,381
Costco Wholesale Corp.	260,514	63,080,860
Ross Stores, Inc.	676,698	63,000,584

		$342,529,825
Telecommunications - Wireless - 1.4%
American Tower Corp., REIT	393,280	$77,499,757

Telephone Services - 0.7%
Verizon Communications, Inc.	639,191	$37,795,364

Tobacco - 1.1%
Philip Morris International, Inc.	673,504	$59,531,019

Utilities - Electric Power - 3.0%
American Electric Power Co., Inc.	473,419	$39,648,841
CMS Energy Corp.	711,828	39,534,927
Duke Energy Corp.	426,430	38,378,700
NextEra Energy, Inc.	246,306	47,615,876

		$165,178,344
Total Common Stocks (Identified Cost, $4,070,864,514)		$5,573,941,406

9

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 0.2%

Issuer	Shares/Par	Value ($)
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $14,171,932)	14,173,251	$14,173,251

Collateral for Securities Loaned - 0.1%
JPMorgan U.S. Government Money Market Fund, 2.36% (j) (Identified Cost, $4,342,400)	4,342,400	$4,342,400

Securities Sold Short - (0.5)%
Medical & Health Technology & Services - (0.2)%
Healthcare Services Group, Inc.	(403,047)	$(13,296,521)

Telecommunications - Wireless - (0.3)%
Crown Castle International Corp., REIT	(116,649)	$(14,931,072)
Total Securities Sold Short (Proceeds Received, $22,654,622)		$(28,227,593)

When-Issued Equity Sale - (0.2)%
Specialty Chemicals - (0.2)%
Dow, Inc. (a) (Proceeds Received, $11,242,370)	(190,641)	$(9,842,795)

Other Assets, Less Liabilities - 0.4%		21,413,210
Net Assets - 100.0%		$5,575,799,879

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $14,173,251 and $5,578,283,806, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2019, the fund had cash collateral of $12,932,851 and other liquid securities with an aggregate value of $32,149,149 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $4,176,846 of securities on loan (identified cost, $4,075,206,914)	$5,578,283,806
Investments in affiliated issuers, at value (identified cost, $14,171,932)	14,173,251
Cash	1,238,121
Deposits with brokers for
Securities sold short	12,932,851
Receivables for
When-issued equity sale	11,242,370
Investments sold	15,370,262
Fund shares sold	9,988,501
Interest and dividends	5,927,443
Other assets	16,106
Total assets	$5,649,172,711

Liabilities
Payables for
Securities sold short, at value (proceeds received, $22,654,622)	$28,227,593
When-issued equity sale, at value	9,842,795
Investments purchased	17,750,557
Fund shares reacquired	10,686,331
Collateral for securities loaned, at value	4,342,400
Payable to affiliates
Investment adviser	266,679
Shareholder servicing costs	2,081,786
Distribution and service fees	16,398
Payable for independent Trustees’ compensation	30,203
Accrued expenses and other liabilities	128,090
Total liabilities	$73,372,832
Net assets	$5,575,799,879

Net assets consist of
Paid-in capital	$3,991,871,105
Total distributable earnings (loss)	1,583,928,774
Net assets	$5,575,799,879
Shares of beneficial interest outstanding	133,894,665

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,368,478,231	33,176,353	$41.25
Class B	18,660,715	503,380	37.07
Class C	70,705,642	1,921,960	36.79
Class I	2,642,390,453	62,389,016	42.35
Class R1	4,631,523	128,532	36.03
Class R2	19,554,632	491,629	39.78
Class R3	43,600,515	1,065,954	40.90
Class R4	17,399,814	422,018	41.23
Class R6	1,390,378,354	33,795,823	41.14

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $43.77 [100 / 94.25 x $41.25]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$47,107,423
Income on securities loaned	539,780
Dividends from affiliated issuers	441,675
Other	126,251
Interest	17,847
Foreign taxes withheld	(229,806)
Total investment income	$48,003,170
Expenses
Management fee	$11,429,960
Distribution and service fees	2,211,499
Shareholder servicing costs	1,896,307
Administrative services fee	289,122
Independent Trustees’ compensation	28,340
Custodian fee	113,048
Shareholder communications	70,856
Audit and tax fees	28,315
Legal fees	22,934
Dividend and interest expense on securities sold short	378,474
Interest expense and fees	21,362
Miscellaneous	172,118
Total expenses	$16,662,335
Fees paid indirectly	(495)
Reduction of expenses by investment adviser and distributor	(80,147)
Net expenses	$16,581,693
Net investment income (loss)	$31,421,477

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$76,547,843
Affiliated issuers	4,943
Foreign currency	(940)
Net realized gain (loss)	$76,551,846
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(193,309,966)
Affiliated issuers	1,319
Securities sold short	(2,253,142)
Translation of assets and liabilities in foreign currencies	(1,756)
Net unrealized gain (loss)	$(195,563,545)
Net realized and unrealized gain (loss)	$(119,011,699)
Change in net assets from operations	$(87,590,222)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/19 (unaudited)	Year ended 9/30/18

From operations
Net investment income (loss)	$31,421,477	$53,782,908
Net realized gain (loss)	76,551,846	649,862,215
Net unrealized gain (loss)	(195,563,545)	216,524,483
Change in net assets from operations	$(87,590,222)	$920,169,606
Total distributions to shareholders	$(571,518,557)	$(457,221,994)
Change in net assets from fund share transactions	$394,674,859	$(6,420,157)
Total change in net assets	$(264,433,920)	$456,527,455

Net assets
At beginning of period	5,840,233,799	5,383,706,344
At end of period	$5,575,799,879	$5,840,233,799

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/19		Year ended
Class A			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$46.73		$43.26	$38.88		$36.37	$38.78	$34.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.35	$0.33	(c)	$0.46	$0.28	$0.24
Net realized and unrealized gain (loss)	(1.18)		6.83	6.15		4.56	(0.53)	5.24
Total from investment operations	$(0.98)		$7.18	$6.48		$5.02	$(0.25)	$5.48

Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.46)	$(0.38)		$(0.29)	$(0.26)	$(0.35)
From net realized gain	(4.22)		(3.25)	(1.72)		(2.22)	(1.90)	(0.68)
Total distributions declared to shareholders	$(4.50)		$(3.71)	$(2.10)		$(2.51)	$(2.16)	$(1.03)
Net asset value, end of period (x)	$41.25		$46.73	$43.26		$38.88	$36.37	$38.78
Total return (%) (r)(s)(t)(x)	(1.32	)(n)	17.51	17.46	(c)	14.39	(0.93)	16.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.82	0.82	(c)	0.83	0.82	0.81
Expenses after expense reductions (f)	0.80	(a)	0.81	0.82	(c)	0.82	0.82	0.80
Net investment income (loss)	1.00	(a)	0.81	0.82	(c)	1.25	0.71	0.65
Portfolio turnover	19	(n)	33	38		47	44	39
Net assets at end of period (000 omitted)	$1,368,478		$1,456,897	$2,643,928		$2,331,409	$2,061,339	$2,131,106

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.78	(a)	0.80	0.81	(c)	0.82	0.81	0.80

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class B			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$42.40		$39.55	$35.70		$33.56	$35.95	$31.89

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.03	$0.03	(c)	$0.16	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	(1.10)		6.21	5.64		4.21	(0.48)	4.87
Total from investment operations	$(1.06)		$6.24	$5.67		$4.37	$(0.49)	$4.84

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.14)	$(0.10)		$(0.01)	$—	$(0.10)
From net realized gain	(4.22)		(3.25)	(1.72)		(2.22)	(1.90)	(0.68)
Total distributions declared to shareholders	$(4.27)		$(3.39)	$(1.82)		$(2.23)	$(1.90)	$(0.78)
Net asset value, end of period (x)	$37.07		$42.40	$39.55		$35.70	$33.56	$35.95
Total return (%) (r)(s)(t)(x)	(1.71	)(n)	16.65	16.59	(c)	13.54	(1.66)	15.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.57	1.57	(c)	1.58	1.57	1.56
Expenses after expense reductions (f)	1.56	(a)	1.56	1.57	(c)	1.57	1.57	1.55
Net investment income (loss)	0.24	(a)	0.06	0.07	(c)	0.47	(0.04)	(0.09)
Portfolio turnover	19	(n)	33	38		47	44	39
Net assets at end of period (000 omitted)	$18,661		$21,445	$22,131		$24,104	$25,338	$29,834

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.54	(a)	1.55	1.56	(c)	1.57	1.56	1.55
See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class C			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$42.05		$39.27	$35.48		$33.39	$35.79	$31.80

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.01	$0.03	(c)	$0.16	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	(1.08)		6.17	5.60		4.17	(0.48)	4.85
Total from investment operations	$(1.04)		$6.18	$5.63		$4.33	$(0.49)	$4.82

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.12)		$(0.02)	$(0.01)	$(0.15)
From net realized gain	(4.22)		(3.25)	(1.72)		(2.22)	(1.90)	(0.68)
Total distributions declared to shareholders	$(4.22)		$(3.40)	$(1.84)		$(2.24)	$(1.91)	$(0.83)
Net asset value, end of period (x)	$36.79		$42.05	$39.27		$35.48	$33.39	$35.79
Total return (%) (r)(s)(t)(x)	(1.68	)(n)	16.62	16.61	(c)	13.51	(1.67)	15.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.57	1.57	(c)	1.58	1.57	1.56
Expenses after expense reductions (f)	1.56	(a)	1.56	1.57	(c)	1.58	1.57	1.55
Net investment income (loss)	0.24	(a)	0.03	0.07	(c)	0.49	(0.04)	(0.10)
Portfolio turnover	19	(n)	33	38		47	44	39
Net assets at end of period (000 omitted)	$70,706		$78,122	$133,255		$134,406	$129,249	$129,359

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.54	(a)	1.55	1.56	(c)	1.57	1.57	1.55

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class I			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$48.03		$44.35	$39.81		$37.18	$39.59	$35.03

Income (loss) from investment operations
Net investment income (loss) (d)	$0.26		$0.50	$0.44	(c)	$0.57	$0.38	$0.34
Net realized and unrealized gain (loss)	(1.23)		6.99	6.29		4.66	(0.54)	5.34
Total from investment operations	$(0.97)		$7.49	$6.73		$5.23	$(0.16)	$5.68

Less distributions declared to shareholders
From net investment income	$(0.49)		$(0.56)	$(0.47)		$(0.38)	$(0.35)	$(0.44)
From net realized gain	(4.22)		(3.25)	(1.72)		(2.22)	(1.90)	(0.68)
Total distributions declared to shareholders	$(4.71)		$(3.81)	$(2.19)		$(2.60)	$(2.25)	$(1.12)
Net asset value, end of period (x)	$42.35		$48.03	$44.35		$39.81	$37.18	$39.59
Total return (%) (r)(s)(t)(x)	(1.22	)(n)	17.83	17.74	(c)	14.68	(0.68)	16.54

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.57	0.57	(c)	0.58	0.57	0.56
Expenses after expense reductions (f)	N/A		N/A	0.57	(c)	0.58	0.57	0.56
Net investment income (loss)	1.24	(a)	1.09	1.07	(c)	1.52	0.96	0.90
Portfolio turnover	19	(n)	33	38		47	44	39
Net assets at end of period (000 omitted)	$2,642,390		$2,752,743	$1,065,739		$927,500	$723,107	$705,200

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.55	(a)	0.56	0.56	(c)	0.57	0.57	0.56

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R1			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$41.37		$38.69	$34.99		$32.95	$35.35	$31.42

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.03	$0.02	(c)	$0.17	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	(1.09)		6.06	5.52		4.11	(0.47)	4.79
Total from investment operations	$(1.05)		$6.09	$5.54		$4.28	$(0.48)	$4.76

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)	$(0.12)		$(0.02)	$(0.02)	$(0.15)
From net realized gain	(4.22)		(3.25)	(1.72)		(2.22)	(1.90)	(0.68)
Total distributions declared to shareholders	$(4.29)		$(3.41)	$(1.84)		$(2.24)	$(1.92)	$(0.83)
Net asset value, end of period (x)	$36.03		$41.37	$38.69		$34.99	$32.95	$35.35
Total return (%) (r)(s)(t)(x)	(1.71	)(n)	16.64	16.59	(c)	13.53	(1.66)	15.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.57	1.57	(c)	1.58	1.57	1.56
Expenses after expense reductions (f)	N/A		N/A	1.57	(c)	1.58	1.57	1.56
Net investment income (loss)	0.23	(a)	0.07	0.07	(c)	0.50	(0.04)	(0.10)
Portfolio turnover	19	(n)	33	38		47	44	39
Net assets at end of period (000 omitted)	$4,632		$4,947	$4,189		$4,500	$3,980	$4,422

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.55	(a)	1.56	1.56	(c)	1.57	1.57	1.56

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R2			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$45.23		$41.97	$37.77		$35.37	$37.76	$33.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.24	$0.22	(c)	$0.35	$0.17	$0.15
Net realized and unrealized gain (loss)	(1.14)		6.60	5.98		4.44	(0.51)	5.10
Total from investment operations	$(1.00)		$6.84	$6.20		$4.79	$(0.34)	$5.25

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.33)	$(0.28)		$(0.17)	$(0.15)	$(0.29)
From net realized gain	(4.22)		(3.25)	(1.72)		(2.22)	(1.90)	(0.68)
Total distributions declared to shareholders	$(4.45)		$(3.58)	$(2.00)		$(2.39)	$(2.05)	$(0.97)
Net asset value, end of period (x)	$39.78		$45.23	$41.97		$37.77	$35.37	$37.76
Total return (%) (r)(s)(t)(x)	(1.43	)(n)	17.21	17.19	(c)	14.10	(1.19)	15.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.07	1.07	(c)	1.08	1.07	1.06
Expenses after expense reductions (f)	N/A		N/A	1.07	(c)	1.08	1.07	1.06
Net investment income (loss)	0.74	(a)	0.56	0.57	(c)	0.97	0.46	0.40
Portfolio turnover	19	(n)	33	38		47	44	39
Net assets at end of period (000 omitted)	$19,555		$21,137	$26,054		$27,545	$27,224	$37,003

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05	(a)	1.06	1.06	(c)	1.07	1.07	1.06

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R3			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$46.46		$43.02	$38.67		$36.17	$38.57	$34.16

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.36	$0.33	(c)	$0.46	$0.27	$0.24
Net realized and unrealized gain (loss)	(1.19)		6.77	6.11		4.53	(0.52)	5.21
Total from investment operations	$(0.99)		$7.13	$6.44		$4.99	$(0.25)	$5.45

Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.44)	$(0.37)		$(0.27)	$(0.25)	$(0.36)
From net realized gain	(4.22)		(3.25)	(1.72)		(2.22)	(1.90)	(0.68)
Total distributions declared to shareholders	$(4.57)		$(3.69)	$(2.09)		$(2.49)	$(2.15)	$(1.04)
Net asset value, end of period (x)	$40.90		$46.46	$43.02		$38.67	$36.17	$38.57
Total return (%) (r)(s)(t)(x)	(1.33	)(n)	17.50	17.46	(c)	14.39	(0.92)	16.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.82	0.82	(c)	0.83	0.82	0.81
Expenses after expense reductions (f)	N/A		N/A	0.82	(c)	0.83	0.82	0.81
Net investment income (loss)	0.99	(a)	0.81	0.83	(c)	1.24	0.70	0.65
Portfolio turnover	19	(n)	33	38		47	44	39
Net assets at end of period (000 omitted)	$43,601		$45,930	$45,780		$56,488	$51,952	$58,407

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.80	(a)	0.81	0.81	(c)	0.82	0.82	0.81

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R4			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$46.88		$43.31	$38.91		$36.40	$38.81	$34.35

Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.43	$0.43	(c)	$0.56	$0.37	$0.34
Net realized and unrealized gain (loss)	(1.20)		6.88	6.16		4.55	(0.52)	5.23
Total from investment operations	$(0.95)		$7.31	$6.59		$5.11	$(0.15)	$5.57

Less distributions declared to shareholders
From net investment income	$(0.48)		$(0.49)	$(0.47)		$(0.38)	$(0.36)	$(0.43)
From net realized gain	(4.22)		(3.25)	(1.72)		(2.22)	(1.90)	(0.68)
Total distributions declared to shareholders	$(4.70)		$(3.74)	$(2.19)		$(2.60)	$(2.26)	$(1.11)
Net asset value, end of period (x)	$41.23		$46.88	$43.31		$38.91	$36.40	$38.81
Total return (%) (r)(s)(t)(x)	(1.21	)(n)	17.84	17.77	(c)	14.66	(0.68)	16.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.57	0.57	(c)	0.58	0.57	0.55
Expenses after expense reductions (f)	N/A		N/A	0.57	(c)	0.58	0.57	0.55
Net investment income (loss)	1.24	(a)	0.97	1.08	(c)	1.52	0.96	0.90
Portfolio turnover	19	(n)	33	38		47	44	39
Net assets at end of period (000 omitted)	$17,400		$17,148	$49,141		$57,922	$46,669	$46,235

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.55	(a)	0.56	0.56	(c)	0.57	0.57	0.55

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R6			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$46.82		$43.33	$38.94		$36.42	$38.82	$34.37

Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.51	$0.46	(c)	$0.58	$0.41	$0.36
Net realized and unrealized gain (loss)	(1.21)		6.83	6.16		4.58	(0.53)	5.23
Total from investment operations	$(0.94)		$7.34	$6.62		$5.16	$(0.12)	$5.59

Less distributions declared to shareholders
From net investment income	$(0.52)		$(0.60)	$(0.51)		$(0.42)	$(0.38)	$(0.46)
From net realized gain	(4.22)		(3.25)	(1.72)		(2.22)	(1.90)	(0.68)
Total distributions declared to shareholders	$(4.74)		$(3.85)	$(2.23)		$(2.64)	$(2.28)	$(1.14)
Net asset value, end of period (x)	$41.14		$46.82	$43.33		$38.94	$36.42	$38.82
Total return (%) (r)(s)(t)(x)	(1.18	)(n)	17.92	17.86	(c)	14.80	(0.59)	16.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.48	0.49	(c)	0.48	0.48	0.49
Expenses after expense reductions (f)	N/A		N/A	0.49	(c)	0.48	0.48	0.49
Net investment income (loss)	1.32	(a)	1.15	1.16	(c)	1.57	1.05	0.97
Portfolio turnover	19	(n)	33	38		47	44	39
Net assets at end of period (000 omitted)	$1,390,378		$1,441,866	$1,393,491		$1,374,807	$1,347,779	$1,364,115

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.47	(a)	0.47	0.47	(c)	0.48	0.48	0.48

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can

25

Notes to Financial Statements (unaudited) – continued

utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

26

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,573,941,406	$—	$—	$5,573,941,406
Mutual Funds	18,515,651	—	—	18,515,651
Total	$5,592,457,057	$—	$—	$5,592,457,057

When-Issued Equity Sale	$(9,842,795)	$—	$—	$(9,842,795)
Securities Sold Short	(28,227,593)	—	—	(28,227,593)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2019, this expense amounted to $378,474. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides

27

Notes to Financial Statements (unaudited) – continued

the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $4,176,846. The fair value of the fund’s investment securities on loan and a related liability of $4,342,400 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

28

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/18
Ordinary income (including any short-term capital gains)	$116,701,049
Long-term capital gains	340,520,945

Total distributions	$457,221,994

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/19

Cost of investments	$4,067,440,466
Gross appreciation	1,603,084,563

Gross depreciation	(116,138,360)
Net unrealized appreciation (depreciation)	$1,486,946,203

As of 9/30/18

Undistributed ordinary income	62,006,430
Undistributed long-term capital gain	491,537,104
Other temporary differences	6,456,724
Net unrealized appreciation (depreciation)	1,683,037,295

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 3/31/19	Year ended 9/30/18	Six months ended 3/31/19	Year ended 9/30/18
Class A	$8,552,958	$27,695,376	$129,594,721	$197,761,640
Class B	23,618	74,160	2,067,878	1,752,577
Class C	—	497,217	7,652,002	10,768,825
Class I	27,936,035	13,288,034	242,043,723	77,512,261
Class R1	8,288	17,801	481,073	358,181
Class R2	105,582	199,939	1,979,142	1,961,523
Class R3	322,017	450,498	3,877,197	3,334,436
Class R4	177,770	173,201	1,575,764	1,146,563
Class R6	15,873,911	18,604,241	129,246,878	101,625,521
Total	$53,000,179	$61,000,467	$518,518,378	$396,221,527

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%

The management fee incurred for the six months ended March 31, 2019 was equivalent to an annual effective rate of 0.43% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $33,857 for the six months ended March 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$1,647,896
Class B	0.75%	0.25%	1.00%	0.99%	94,294
Class C	0.75%	0.25%	1.00%	1.00%	348,203
Class R1	0.75%	0.25%	1.00%	1.00%	22,065
Class R2	0.25%	0.25%	0.50%	0.50%	48,400
Class R3	—	0.25%	0.25%	0.25%	50,641
Total Distribution and Service Fees					$2,211,499

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2019, this rebate amounted to $78,964, $595, and $588 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of

31

Notes to Financial Statements (unaudited) – continued

purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2019, were as follows:

Amount
Class A	$174
Class B	8,283
Class C	2,402

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2019, the fee was $190,652, which equated to 0.0071% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,705,655.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2019 was equivalent to an annual effective rate of 0.0108% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $792 and the Retirement Deferral plan, which terminated on December 31, 2018,

32

Notes to Financial Statements (unaudited) – continued

resulted in a net decrease in expense of $8,495. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB Plan amounted to $11,579 at March 31, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2019, the fee paid by the fund under this agreement was $4,870 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $578,258. The sales transactions resulted in net realized gains (losses) of $(122,563).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2019, this reimbursement amounted to $126,251, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended March 31, 2019, purchases and sales of investments, other than short sales and short-term obligations, aggregated $1,010,680,066 and $1,132,913,609, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/19		Year ended 9/30/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	995,785	$38,854,283	9,065,994	$393,829,095
Class B	19,343	698,468	46,660	1,867,841
Class C	134,639	4,817,684	228,965	9,105,615
Class I	7,406,815	307,886,662	41,994,689	1,940,081,525
Class R1	2,755	97,557	9,337	363,733
Class R2	35,741	1,404,943	76,306	3,258,571
Class R3	161,216	6,408,623	155,544	6,802,522
Class R4	67,549	2,904,883	72,981	3,223,315
Class R6	885,154	34,284,628	1,426,465	61,935,165
	9,708,997	$397,357,731	53,076,941	$2,420,467,382

Shares issued to shareholders in reinvestment of distributions
Class A	3,344,432	$127,690,415	5,123,208	$216,097,174
Class B	59,825	2,057,393	46,740	1,799,052
Class C	215,967	7,370,963	287,937	10,993,423
Class I	6,827,037	267,483,300	2,064,006	89,288,888
Class R1	14,638	489,361	10,010	375,982
Class R2	53,649	1,976,977	47,102	1,926,937
Class R3	110,914	4,199,214	89,543	3,755,448
Class R4	43,714	1,667,190	31,252	1,319,764
Class R6	3,739,653	142,293,781	2,805,788	118,235,897
	14,409,829	$555,228,594	10,505,586	$443,792,565

Shares reacquired
Class A	(2,342,771)	$(93,717,358)	(44,128,636)	$(1,978,195,847)
Class B	(81,630)	(2,949,741)	(147,191)	(5,918,797)
Class C	(286,341)	(10,222,077)	(2,052,926)	(79,678,308)
Class I	(9,157,215)	(371,755,420)	(10,775,031)	(494,586,536)
Class R1	(8,436)	(310,247)	(8,037)	(313,375)
Class R2	(65,035)	(2,477,095)	(276,935)	(11,877,316)
Class R3	(194,685)	(7,971,530)	(320,813)	(14,023,442)
Class R4	(55,047)	(2,312,103)	(873,106)	(38,880,285)
Class R6	(1,627,459)	(66,195,895)	(5,597,413)	(247,206,198)
	(13,818,619)	$(557,911,466)	(64,180,088)	$(2,870,680,104)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/19		Year ended 9/30/18

	Shares	Amount	Shares	Amount
Net change
Class A	1,997,446	$72,827,340	(29,939,434)	$(1,368,269,578)
Class B	(2,462)	(193,880)	(53,791)	(2,251,904)
Class C	64,265	1,966,570	(1,536,024)	(59,579,270)
Class I	5,076,637	203,614,542	33,283,664	1,534,783,877
Class R1	8,957	276,671	11,310	426,340
Class R2	24,355	904,825	(153,527)	(6,691,808)
Class R3	77,445	2,636,307	(75,726)	(3,465,472)
Class R4	56,216	2,259,970	(768,873)	(34,337,206)
Class R6	2,997,348	110,382,514	(1,365,160)	(67,035,136)
	10,300,207	$394,674,859	(597,561)	$(6,420,157)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 8%, 7%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to the customary reference rates plus an agreed upon spread. For the six months ended March 31, 2019, the fund’s commitment fee and interest expense were $17,114 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		45,540,188	311,097,808	(342,464,745)	14,173,251

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$4,943	$1,319	$—	$441,675	$14,173,251

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

March 31, 2019

     MFS® Total Return Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MTR-SEM

MFS® Total Return Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve and other global central banks, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit, though exactly how the United Kingdom will withdraw from the European Union remains highly uncertain. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slowing global growth. Inflation remains largely subdued globally, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions. If the U.S. and China reach a comprehensive trade agreement, activity could rebound later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 1.75%, 9/30/2022	2.2%
U.S. Treasury Bonds, 2.875%, 5/15/2043	1.8%
JPMorgan Chase & Co.	1.7%
U.S. Treasury Notes, 1.75%, 11/30/2021	1.6%
Comcast Corp., “A”	1.5%
Fannie Mae, 3.5%, 30 Years	1.4%
U.S. Treasury Notes, 1.625%, 6/30/2019	1.4%
Pfizer, Inc.	1.4%
Fannie Mae, 4%, 30 Years	1.4%
Johnson & Johnson	1.2%

Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	0.5%
A	4.1%
BBB	7.3%
B (o)	0.0%
CCC (o)	0.0%
CC (o)	0.0%
U.S. Government	10.9%
Federal Agencies	11.7%
Not Rated	0.2%
Non-Fixed Income	59.9%
Cash & Cash Equivalents	1.4%

GICS equity sectors
Financials	13.0%
Health Care	10.0%
Industrials	8.3%
Information Technology	7.5%
Consumer Staples	5.4%
Energy	3.6%
Consumer Discretionary	3.0%
Utilities	2.7%
Communication Services	2.7%
Materials	2.4%
Real Estate	1.3%

Portfolio Composition – continued

Fixed income sectors (i)
Mortgage-Backed Securities	11.7%
Investment Grade Corporates	11.4%
U.S. Treasury Securities	10.9%
Commercial Mortgage-Backed Securities	2.0%
Collateralized Debt Obligations	1.5%
Asset-Backed Securities	0.5%
Emerging Markets Bonds	0.4%
Non-U.S. Government Bonds	0.2%
Municipal Bonds	0.1%
U.S. Government Agencies (o)	0.0%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of March 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2018 through March 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2018 through March 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/18	Ending Account Value 3/31/19	Expenses Paid During Period (p) 10/01/18-3/31/19
A	Actual	0.73%	$1,000.00	$1,011.66	$3.66
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
B	Actual	1.48%	$1,000.00	$1,007.78	$7.41
	Hypothetical (h)	1.48%	$1,000.00	$1,017.55	$7.44
C	Actual	1.49%	$1,000.00	$1,007.73	$7.46
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
I	Actual	0.49%	$1,000.00	$1,012.88	$2.46
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R1	Actual	1.49%	$1,000.00	$1,007.27	$7.46
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
R2	Actual	0.99%	$1,000.00	$1,010.31	$4.96
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
R3	Actual	0.74%	$1,000.00	$1,011.59	$3.71
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R4	Actual	0.49%	$1,000.00	$1,012.87	$2.46
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R6	Actual	0.40%	$1,000.00	$1,013.33	$2.01
	Hypothetical (h)	0.40%	$1,000.00	$1,022.94	$2.02
529A	Actual	0.77%	$1,000.00	$1,010.96	$3.86
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
529B	Actual	1.54%	$1,000.00	$1,007.48	$7.71
	Hypothetical (h)	1.54%	$1,000.00	$1,017.25	$7.75
529C	Actual	1.54%	$1,000.00	$1,007.47	$7.71
	Hypothetical (h)	1.54%	$1,000.00	$1,017.25	$7.75

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.5%

Issuer	Shares/Par	Value ($)
Aerospace - 2.9%
Boeing Co.	113,000	$43,100,460
Harris Corp.	60,267	9,625,243
Honeywell International, Inc.	420,952	66,897,692
Lockheed Martin Corp.	80,484	24,158,077
Northrop Grumman Corp.	92,119	24,835,282
United Technologies Corp.	352,007	45,370,182

		$213,986,936
Airlines - 0.1%
Delta Air Lines, Inc.	207,434	$10,713,966

Alcoholic Beverages - 0.7%
Diageo PLC	801,876	$32,773,377
Molson Coors Brewing Co.	262,650	15,667,073

		$48,440,450
Apparel Manufacturers - 0.4%
Hanesbrands, Inc.	169,952	$3,038,742
LVMH Moet Hennessy Louis Vuitton SE	31,029	11,413,143
NIKE, Inc., “B”	163,327	13,753,767

		$28,205,652
Automotive - 0.8%
Aptiv PLC	267,560	$21,268,345
Harley-Davidson, Inc.	48,091	1,714,925
Lear Corp.	210,316	28,541,984
Toyota Motor Corp.	124,700	7,298,826

		$58,824,080
Biotechnology - 0.2%
Biogen, Inc. (a)	48,079	$11,364,914

Broadcasting - 0.3%
Omnicom Group, Inc.	340,785	$24,873,897

Brokerage & Asset Managers - 1.2%
Apollo Global Management LLC, “A”	241,275	$6,816,019
BlackRock, Inc.	60,754	25,964,437
Blackstone Group LP	394,471	13,794,651
Charles Schwab Corp.	178,283	7,623,381

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - continued
Invesco Ltd.	210,979	$4,074,005
NASDAQ, Inc.	188,807	16,518,724
T. Rowe Price Group, Inc.	170,395	17,059,947

		$91,851,164
Business Services - 2.8%
Accenture PLC, “A”	413,486	$72,781,806
Amdocs Ltd.	293,199	15,864,998
Cognizant Technology Solutions Corp., “A”	106,695	7,730,053
DXC Technology Co.	579,533	37,269,767
Equifax, Inc.	163,345	19,356,382
Fidelity National Information Services, Inc.	161,093	18,219,618
Fiserv, Inc. (a)	224,917	19,855,673
Worldpay, Inc. (a)	112,507	12,769,545

		$203,847,842
Cable TV - 1.5%
Comcast Corp., “A”	2,853,543	$114,084,649

Chemicals - 1.9%
3M Co.	152,693	$31,726,552
Celanese Corp.	124,543	12,281,185
CF Industries Holdings, Inc.	576,271	23,557,958
DowDuPont, Inc. (a)(w)	264,346	14,092,285
PPG Industries, Inc.	497,063	56,103,501

		$137,761,481
Computer Software - 1.9%
Adobe Systems, Inc. (a)	168,414	$44,880,647
Check Point Software Technologies Ltd. (a)	83,382	10,546,989
Microsoft Corp.	609,750	71,913,915
Oracle Corp.	276,202	14,834,809

		$142,176,360
Computer Software - Systems - 0.5%
Apple, Inc.	132,289	$25,128,295
Seagate Technology PLC	123,175	5,898,851
Western Digital Corp.	84,036	4,038,770

		$35,065,916
Construction - 0.7%
Sherwin-Williams Co.	62,006	$26,706,604
Stanley Black & Decker, Inc.	173,583	23,636,797

		$50,343,401

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 0.7%
Colgate-Palmolive Co.	46,281	$3,172,100
Kimberly-Clark Corp.	246,926	30,594,131
Procter & Gamble Co.	30,271	3,149,698
Reckitt Benckiser Group PLC	169,452	14,085,249

		$51,001,178
Containers - 0.1%
Crown Holdings, Inc. (a)	140,608	$7,672,979

Electrical Equipment - 0.7%
HD Supply Holdings, Inc. (a)	76,692	$3,324,598
Johnson Controls International PLC	1,303,013	48,133,300
Schneider Electric S.A.	49,215	3,861,173

		$55,319,071
Electronics - 1.6%
Analog Devices, Inc.	110,483	$11,630,546
Intel Corp.	284,116	15,257,029
Marvell Technology Group Ltd.	415,690	8,268,074
Maxim Integrated Products, Inc.	212,831	11,316,224
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	674,526	27,628,585
Texas Instruments, Inc.	432,057	45,828,286

		$119,928,744
Energy - Independent - 1.0%
EOG Resources, Inc.	242,720	$23,102,090
Hess Corp.	174,381	10,502,968
Marathon Petroleum Corp.	113,407	6,787,409
Noble Energy, Inc.	260,176	6,434,152
Occidental Petroleum Corp.	115,221	7,627,630
Phillips 66	106,558	10,141,125
Pioneer Natural Resources Co.	77,012	11,727,387

		$76,322,761
Energy - Integrated - 1.4%
Anadarko Petroleum Corp.	200,905	$9,137,159
BP PLC	3,207,577	23,332,502
Chevron Corp.	239,126	29,455,541
Eni S.p.A.	686,215	12,126,825
Exxon Mobil Corp.	386,037	31,191,790

		$105,243,817

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 2.1%
Archer Daniels Midland Co.	429,366	$18,518,556
Coca-Cola European Partners PLC	179,952	9,310,716
Danone S.A.	193,388	14,901,127
General Mills, Inc.	601,199	31,112,048
J.M. Smucker Co.	54,235	6,318,378
Mowi A.S.A.	619,353	13,823,321
Mondelez International, Inc.	191,365	9,552,941
Nestle S.A.	406,430	38,734,830
PepsiCo, Inc.	67,386	8,258,154
Tyson Foods, Inc., “A”	110,595	7,678,611

		$158,208,682
Furniture & Appliances - 0.2%
Whirlpool Corp.	119,280	$15,851,119

Gaming & Lodging - 0.1%
Marriott International, Inc., “A”	58,589	$7,328,898

General Merchandise - 0.1%
Dollar Tree, Inc. (a)	94,156	$9,890,146

Health Maintenance Organizations - 0.8%
Cigna Corp.	219,147	$35,243,221
Humana Inc.	103,848	27,623,568

		$62,866,789
Insurance - 3.6%
Aon PLC	333,950	$57,005,265
Chubb Ltd.	410,899	57,558,732
MetLife, Inc.	1,130,339	48,118,531
Prudential Financial, Inc.	337,728	31,030,449
Tokio Marine Holding, Inc.	82,100	3,972,031
Travelers Cos., Inc.	319,109	43,768,991
Unum Group	221,127	7,480,726
Zurich Insurance Group AG	59,328	19,637,970

		$268,572,695
Internet - 0.3%
Alphabet, Inc., “A” (a)	18,547	$21,827,779

Leisure & Toys - 0.2%
Brunswick Corp.	99,792	$5,022,531
Electronic Arts, Inc. (a)	83,298	8,465,576

		$13,488,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 1.9%
AGCO Corp.	153,779	$10,695,329
Allison Transmission Holdings, Inc.	60,110	2,700,141
Deere & Co.	66,420	10,616,573
Eaton Corp. PLC	746,269	60,119,431
Illinois Tool Works, Inc.	284,856	40,885,382
Ingersoll-Rand Co. PLC, “A”	135,060	14,579,727
Regal Beloit Corp.	48,038	3,932,871

		$143,529,454
Major Banks - 5.5%
Bank of America Corp.	2,407,386	$66,419,780
Bank of New York Mellon Corp.	781,397	39,405,851
BNP Paribas	81,203	3,881,322
Goldman Sachs Group, Inc.	225,513	43,296,241
JPMorgan Chase & Co.	1,277,537	129,325,071
Morgan Stanley	354,690	14,967,918
PNC Financial Services Group, Inc.	301,731	37,010,324
State Street Corp.	370,189	24,362,138
Sumitomo Mitsui Financial Group, Inc.	102,600	3,588,177
Wells Fargo & Co.	764,001	36,916,528
Westpac Banking Corp.	370,707	6,822,675

		$405,996,025
Medical & Health Technology & Services - 1.1%
AmerisourceBergen Corp.	126,667	$10,072,560
CVS Health Corp.	82,194	4,432,723
HCA Healthcare, Inc.	193,597	25,241,177
McKesson Corp.	138,105	16,166,571
Walgreens Boots Alliance, Inc.	433,038	27,398,314

		$83,311,345
Medical Equipment - 3.6%
Abbott Laboratories	612,100	$48,931,274
Danaher Corp.	541,416	71,477,740
Medtronic PLC	692,306	63,055,231
Thermo Fisher Scientific, Inc.	244,601	66,952,186
Zimmer Biomet Holdings, Inc.	106,940	13,656,238

		$264,072,669
Metals & Mining - 0.3%
Rio Tinto PLC	326,870	$18,991,896

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 0.3%
ENGIE	509,063	$7,583,430
Sempra Energy	90,764	11,423,557

		$19,006,987
Natural Gas - Pipeline - 0.9%
Enterprise Products Partners LP	1,012,687	$29,469,192
EQM Midstream Partners LP	112,585	5,198,050
Equitrans Midstream Corp.	496,703	10,818,191
MPLX LP	204,792	6,735,609
Plains GP Holdings LP	451,484	11,250,981

		$63,472,023
Network & Telecom - 0.8%
Cisco Systems, Inc.	1,032,667	$55,753,691

Oil Services - 0.3%
Schlumberger Ltd.	549,283	$23,932,260

Other Banks & Diversified Financials - 2.7%
American Express Co.	103,053	$11,263,693
BB&T Corp.	363,450	16,911,329
Citigroup, Inc.	1,231,542	76,626,543
ORIX Corp.	1,132,800	16,246,374
SunTrust Banks, Inc.	134,795	7,986,604
Synchrony Financial	193,826	6,183,049
U.S. Bancorp	1,008,254	48,587,760
Visa, Inc., “A”	88,643	13,845,150

		$197,650,502
Pharmaceuticals - 4.6%
Bayer AG	232,384	$15,014,981
Bristol-Myers Squibb Co.	653,896	31,197,378
Elanco Animal Health, Inc. (a)	252,672	8,103,191
Eli Lilly & Co.	342,631	44,459,799
Johnson & Johnson	638,994	89,324,971
Merck & Co., Inc.	212,318	17,658,488
Mylan N.V. (a)	192,539	5,456,555
Novartis AG	40,193	3,866,116
Pfizer, Inc.	2,369,802	100,645,491
Roche Holding AG	91,714	25,269,130

		$340,996,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Printing & Publishing - 0.2%
Moody’s Corp.	66,802	$12,097,174
Transcontinental, Inc.	365,170	4,571,627

		$16,668,801
Railroad & Shipping - 1.2%
Canadian National Railway Co.	104,234	$9,326,858
Union Pacific Corp.	488,758	81,720,338

		$91,047,196
Real Estate - 1.3%
Annaly Mortgage Management, Inc., REIT	509,108	$5,085,989
EPR Properties, REIT	127,679	9,818,515
Life Storage, Inc., REIT	79,364	7,719,736
Medical Properties Trust, Inc., REIT	1,811,169	33,524,738
Public Storage, Inc., REIT	26,975	5,874,616
Simon Property Group, Inc., REIT	67,223	12,248,703
STORE Capital Corp., REIT	701,098	23,486,783

		$97,759,080
Restaurants - 0.7%
Aramark	289,724	$8,561,344
Starbucks Corp.	489,594	36,396,418
U.S. Foods Holding Corp. (a)	222,091	7,753,197

		$52,710,959
Specialty Chemicals - 0.3%
Akzo Nobel N.V.	82,129	$7,277,207
Axalta Coating Systems Ltd. (a)	426,377	10,748,964
Methanex Corp.	65,666	3,733,769

		$21,759,940
Specialty Stores - 0.7%
Amazon.com, Inc. (a)	24,018	$42,770,054
Tractor Supply Co.	81,249	7,942,902

		$50,712,956
Telephone Services - 0.4%
Verizon Communications, Inc.	513,346	$30,354,149

Tobacco - 1.5%
Altria Group, Inc.	543,684	$31,223,772
Japan Tobacco, Inc.	243,000	6,018,542
Philip Morris International, Inc.	819,770	72,459,470

		$109,701,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 0.2%
United Parcel Service, Inc., “B”	165,097	$18,447,939

Utilities - Electric Power - 2.2%
Duke Energy Corp.	393,518	$35,416,620
Exelon Corp.	812,022	40,706,663
FirstEnergy Corp.	276,503	11,505,290
Public Service Enterprise Group, Inc.	224,793	13,354,952
Southern Co.	634,664	32,799,435
SSE PLC	782,556	12,098,379
WEC Energy Group, Inc.	119,920	9,483,274
Xcel Energy, Inc.	130,033	7,309,155

		$162,673,768
Total Common Stocks (Identified Cost, $2,911,064,070)		$4,413,612,997

Bonds - 38.5%
Aerospace - 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$2,300,000	$2,249,170
L3 Technologies, Inc., 3.85%, 6/15/2023	8,173,000	8,422,986

		$10,672,156
Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027	$5,191,000	$4,959,122

Asset-Backed & Securitized - 4.0%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.947% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)	$8,751,038	$8,747,572
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 4.187% (LIBOR - 3mo. + 1.4%), 10/15/2027 (z)	13,305,000	13,265,697
ALM V Ltd., 2012-5A, “A2R3”, FLR, 4.03% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	10,945,000	10,911,016
AREIT CRE Trust CLO, 2018-CRE2, “A”, FLR, 3.464% (LIBOR -1mo. + 0.98%), 11/14/2035 (z)	13,165,991	13,152,180
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (z)	11,630,000	11,750,809
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.384% (LIBOR - 1mo. + 0.9%), 9/15/2035 (z)	9,356,947	9,305,240
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.096% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	3,016,757	2,833,615
BDS Ltd., FLR, 3.884% (LIBOR - 1mo. + 1.4%), 8/15/2035 (z)	12,606,500	12,582,976
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.473% (LIBOR - 1mo. + 1%), 6/15/2028 (z)	2,113,946	2,117,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	$4,397,631	$4,411,641
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	8,356,000	8,688,608
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,094,475
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,978,108
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,462,581
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,660,634
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 4.007% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	13,305,000	13,248,959
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)	8,528,000	8,444,102
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.807% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,511,461
Exantas Capital Corp. CLO Ltd., 2018-RS06, “A”, FLR, 3.314% (LIBOR - 1mo. + 0.83%), 6/15/2035 (z)	750,000	746,020
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 4.287% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	3,980,000	3,948,996
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	3,369,000	3,367,328
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	3,092,000	3,083,568
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.835% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	4,954,000	4,953,990
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	831,236	870,660
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,973,521
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,479,346
KKR Real Estate Financial Trust Inc. Ltd., 2018-FL1, “A”, FLR, 3.583% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	6,595,500	6,596,529
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 3.58% (LIBOR - 3mo. + 0.8%), 1/18/2028 (z)	5,000,000	4,956,035
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,283,562
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	3,989,188
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.58% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	13,096,831	13,084,952

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 3.116% (LIBOR - 1mo. + 0.63%), 9/25/2023 (z)	$7,710,000	$7,721,478
Neuberger Berman CLO Ltd., FLR, 3.587% (LIBOR - 3mo. + 0.8%), 1/15/2028 (z)	5,725,000	5,676,526
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 4.111% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	2,435,945	2,412,592
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,478,459	1,435,658
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 3.651% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	3,225,000	3,197,417
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	30,000,000	29,999,949
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,551,609

		$296,495,863
Automotive - 0.4%
Daimler Finance North America LLC, 3.35%, 5/04/2021 (n)	$7,452,000	$7,497,848
General Motors Co., 5.15%, 4/01/2038	2,127,000	1,943,786
General Motors Co., 6.75%, 4/01/2046	3,268,000	3,408,482
General Motors Financial Co., Inc., 3.2%, 7/06/2021	6,388,000	6,359,318
General Motors Financial Co., Inc., 4.35%, 4/09/2025	3,361,000	3,346,501
Lear Corp., 3.8%, 9/15/2027	7,427,000	7,116,417

		$29,672,352
Broadcasting - 0.1%
Fox Corp., 4.03%, 1/25/2024 (n)	$7,984,000	$8,276,889

Brokerage & Asset Managers - 0.6%
Charles Schwab Corp., 3.2%, 1/25/2028	$14,000,000	$13,976,280
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,064,000	3,057,033
E*TRADE Financial Corp., 3.8%, 8/24/2027	3,239,000	3,144,736
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,325,000	3,377,728
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,359,000	2,361,972
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	4,411,000	4,344,090
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,408,766
Raymond James Financial, Inc., 4.95%, 7/15/2046	6,556,000	6,933,507

		$44,604,112
Building - 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$3,379,000	$3,130,796
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,740,000	2,640,120
Masco Corp., 4.375%, 4/01/2026	5,605,000	5,700,323

		$11,471,239

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - 0.2%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$1,829,000	$1,729,901
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	7,719,000	7,660,925
Verisk Analytics, Inc., 4.125%, 3/15/2029	4,347,000	4,462,019

		$13,852,845
Cable TV - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$5,618,821
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	9,348,322

		$14,967,143
Chemicals - 0.2%
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	$4,813,000	$5,104,256
Sherwin-Williams Co., 2.25%, 5/15/2020	3,168,000	3,149,182
Sherwin-Williams Co., 4.5%, 6/01/2047	5,394,000	5,308,258

		$13,561,696
Computer Software - 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (z)	$5,910,000	$5,998,712
Microsoft Corp., 4.25%, 2/06/2047	6,521,000	7,264,356

		$13,263,068
Computer Software - Systems - 0.2%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$9,669,632
Apple, Inc., 3.35%, 2/09/2027	3,208,000	3,273,935
Apple, Inc., 3.85%, 5/04/2043	5,286,000	5,339,021

		$18,282,588
Conglomerates - 0.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$2,666,000	$2,763,423
United Technologies Corp., 4.125%, 11/16/2028	5,363,000	5,571,708
Wabtec Corp., 4.95%, 9/15/2028	6,210,000	6,302,264
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	1,213,000	1,233,161

		$15,870,556
Consumer Products - 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,003,000	$6,138,321
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	6,336,000	6,226,400
Whirlpool Corp., 4.75%, 2/26/2029	5,701,000	5,848,705

		$18,213,426
Consumer Services - 0.5%
Experian Finance PLC, 4.25%, 2/01/2029 (n)	$5,108,000	$5,276,703
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,653,000	6,646,347

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - continued
Priceline Group, Inc., 2.75%, 3/15/2023	$12,304,000	$12,242,783
Visa, Inc., 3.15%, 12/14/2025	9,366,000	9,508,308

		$33,674,141
Electronics - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,327,000	$3,178,364
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	9,409,000	8,645,100
Broadcom, Inc., 4.25%, 4/15/2026 (z)	5,014,000	4,976,947
Intel Corp., 4.1%, 5/11/2047	5,182,000	5,499,041

		$22,299,452
Emerging Market Quasi-Sovereign - 0.1%
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	$5,329,000	$5,329,945

Energy - Integrated - 0.3%
BP Capital Markets America, Inc., 3.41%, 2/11/2026	$8,439,000	$8,590,426
BP Capital Markets PLC, 4.5%, 10/01/2020	1,661,000	1,705,043
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,081,380
Eni S.p.A., 4.75%, 9/12/2028 (n)	5,928,000	6,155,548

		$21,532,397
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$4,386,000	$4,227,031

Financial Institutions - 0.1%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$1,093,000	$1,136,541
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	9,238,000	8,630,960

		$9,767,501
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$5,850,000	$8,016,242
Conagra Brands, Inc., 5.3%, 11/01/2038	1,474,000	1,492,051
Conagra Brands, Inc., 5.4%, 11/01/2048	2,222,000	2,234,101
Constellation Brands, Inc., 3.5%, 5/09/2027	9,893,000	9,658,727
Danone S.A., 2.947%, 11/02/2026 (n)	9,735,000	9,331,461
Kraft Heinz Foods Co., 5%, 7/15/2035	2,282,000	2,248,935

		$32,981,517
Forest & Paper Products - 0.1%
Suzano Austria GmbH, 6%, 1/15/2029 (n)	$4,985,000	$5,310,072

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,487,000	$5,726,233
Marriott International, Inc., 4%, 4/15/2028	6,516,000	6,595,620

		$12,321,853
Health Maintenance Organizations - 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$7,885,000	$8,160,839

Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$11,066,028
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	8,005,395

		$19,071,423
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$9,796,000	$10,225,340

Insurance - Property & Casualty - 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$3,183,000	$3,215,582
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,992,000	4,084,166
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,573,382
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	2,844,000	3,077,649

		$15,950,779
International Market Quasi-Sovereign - 0.2%
KFW International Finance, Inc., 4.875%, 6/17/2019	$7,250,000	$7,282,915
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	10,140,000	10,027,149

		$17,310,064
Machinery & Tools - 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,456,000	$6,625,905

Major Banks - 1.9%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$6,400,000	$6,677,267
Bank of America Corp., 4.1%, 7/24/2023	7,970,000	8,333,156
Bank of America Corp., 3.004%, 12/20/2023	1,833,000	1,825,700
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,166,759
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	5,404,000	5,407,789
Bank of America Corp., 3.5%, 4/19/2026	10,585,000	10,675,099
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	8,353,000	8,385,590
JPMorgan Chase & Co., 3.2%, 1/25/2023	14,643,000	14,844,322
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	16,313,000	16,618,136
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	3,658,000	3,541,928

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 3.125%, 1/23/2023	$1,002,000	$1,005,056
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,706,009
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,024,876
Morgan Stanley, 3.625%, 1/20/2027	14,924,000	14,958,874
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	9,760,000	9,800,452
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	5,628,000	5,654,867
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,812,000	1,884,366
Wells Fargo & Co., 3.75%, 1/24/2024	10,183,000	10,479,095

		$140,989,341
Medical & Health Technology & Services - 0.5%
Becton, Dickinson and Co., 3.125%, 11/08/2021	$3,168,000	$3,180,889
Becton, Dickinson and Co., 4.669%, 6/06/2047	6,553,000	6,862,849
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,504,839
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	6,000,000	5,847,860
Life Technologies Corp., 5%, 1/15/2021	3,000,000	3,090,930
Northwell Healthcare, Inc., 3.979%, 11/01/2046	520,000	502,612
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,156,000	4,191,085
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	7,045,335
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	7,755,000	7,584,302

		$39,810,701
Medical Equipment - 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$6,534,000	$7,555,986
Boston Scientific Corp., 3.75%, 3/01/2026	2,105,000	2,146,139
Medtronic, Inc., 4.375%, 3/15/2035	6,802,000	7,426,617
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	7,149,000	7,049,129
Zimmer Biomet Holdings, Inc., FLR, 3.375% (LIBOR - 3mo. + 0.75%), 3/19/2021	2,923,000	2,913,142

		$27,091,013
Metals & Mining - 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$5,964,000	$6,074,632
Glencore Funding LLC, 4%, 3/27/2027 (n)	3,541,000	3,436,188

		$9,510,820
Midstream - 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,310,292
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	832,970
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,903,066
MPLX LP, 4.5%, 4/15/2038	2,748,000	2,610,198
ONEOK, Inc., 4.95%, 7/13/2047	7,952,000	7,838,845
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	12,830,000	13,605,147

		$40,100,518

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 11.6%
Fannie Mae, 5.5%, 6/01/2019 - 4/01/2040	$15,354,455	$16,798,460
Fannie Mae, 5%, 7/01/2019 - 3/01/2042	11,569,282	12,464,603
Fannie Mae, 4.6%, 9/01/2019	698,641	701,847
Fannie Mae, 2.821%, 4/25/2020	95,246	95,125
Fannie Mae, 4.58%, 1/01/2021	394,793	400,595
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	8,277,613	9,052,454
Fannie Mae, 3.99%, 7/01/2021	280,625	288,881
Fannie Mae, 2.67%, 3/01/2022	865,915	868,064
Fannie Mae, 2.73%, 4/01/2023	623,387	626,773
Fannie Mae, 2.41%, 5/01/2023	945,517	944,096
Fannie Mae, 2.55%, 5/01/2023	889,322	892,625
Fannie Mae, 2.59%, 5/01/2023	934,545	939,432
Fannie Mae, 2.62%, 5/01/2023	621,769	625,698
Fannie Mae, 5.25%, 8/01/2024	953,244	1,038,159
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	106,286,019	108,389,238
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,007,335
Fannie Mae, 3.43%, 6/01/2026	1,149,724	1,198,451
Fannie Mae, 4.54%, 7/01/2026	969,321	1,054,062
Fannie Mae, 2.28%, 11/01/2026	1,378,415	1,340,810
Fannie Mae, 2.683%, 12/25/2026	4,588,000	4,495,709
Fannie Mae, 3.95%, 1/01/2027	932,978	997,234
Fannie Mae, 4.01%, 1/01/2029	783,573	838,740
Fannie Mae, 4.96%, 6/01/2030	542,220	611,390
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	3,064,098	3,422,692
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	36,280,080	36,411,797
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	33,375,971	35,280,331
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	97,216,827	100,859,596
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	5,258,095	5,108,704
Fannie Mae, TBA, 2.5%, 4/01/2034	4,512,500	4,485,577
Fannie Mae, TBA, 5%, 4/25/2049	500,000	528,602
Freddie Mac, 5%, 5/01/2019 - 7/01/2041	5,730,221	6,178,229
Freddie Mac, 5.5%, 6/01/2019 - 10/01/2035	3,159,228	3,469,900
Freddie Mac, 4.5%, 8/01/2019 - 5/01/2042	5,785,686	6,105,476
Freddie Mac, 6%, 8/01/2019 - 6/01/2037	3,540,022	3,867,007
Freddie Mac, 2.456%, 8/25/2019	496,662	495,443
Freddie Mac, 1.869%, 11/25/2019	1,729,796	1,720,273
Freddie Mac, 2.313%, 3/25/2020	605,071	602,668
Freddie Mac, 3.808%, 8/25/2020	5,900,000	5,972,607
Freddie Mac, 3.034%, 10/25/2020	1,759,541	1,764,007
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,236,300
Freddie Mac, 2.716%, 6/25/2022	2,443,294	2,452,312
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,691,784
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,299,552

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.32%, 2/25/2023	$2,023,000	$2,077,626
Freddie Mac, 3.25%, 4/25/2023	6,006,000	6,153,853
Freddie Mac, 3.06%, 7/25/2023	4,461,000	4,540,347
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,548,505
Freddie Mac, 0.881%, 4/25/2024	11,321,328	405,734
Freddie Mac, 0.503%, 7/25/2024 (i)	40,823,000	1,078,401
Freddie Mac, 0.609%, 7/25/2024 (i)	13,996,390	380,863
Freddie Mac, 0.314%, 8/25/2024 (i)	44,106,000	813,284
Freddie Mac, 0.414%, 8/25/2024 (i)	82,003,806	1,577,589
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,339,572
Freddie Mac, 0.365%, 10/25/2024 (i)	60,126,762	1,042,454
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,078,788
Freddie Mac, 0.275%, 11/25/2024 (i)	44,690,000	717,221
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,682,202
Freddie Mac, 3.329%, 5/25/2025	4,698,000	4,855,819
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,294,956
Freddie Mac, 3.151%, 11/25/2025	2,984,000	3,054,515
Freddie Mac, 3.5%, 12/01/2025 - 1/01/2047	79,558,564	81,144,246
Freddie Mac, 2.673%, 3/25/2026	6,105,000	6,069,383
Freddie Mac, 3.413%, 12/25/2026	2,318,000	2,406,504
Freddie Mac, 3.43%, 1/25/2027	2,273,257	2,362,579
Freddie Mac, 3.224%, 3/25/2027	3,711,000	3,802,736
Freddie Mac, 0.636%, 6/25/2027 (i)	39,273,000	1,932,990
Freddie Mac, 0.753%, 6/25/2027 (i)	12,790,600	671,519
Freddie Mac, 0.578%, 7/25/2027 (i)	34,237,321	1,443,353
Freddie Mac, 0.329%, 8/25/2027 (i)	27,934,000	769,730
Freddie Mac, 0.436%, 8/25/2027 (i)	18,275,379	586,150
Freddie Mac, 3.244%, 8/25/2027	2,336,000	2,394,864
Freddie Mac, 0.278%, 9/25/2027 (i)	30,183,000	724,760
Freddie Mac, 0.369%, 9/25/2027 - 12/25/2027 (i)	77,759,511	2,226,724
Freddie Mac, 0.196%, 11/25/2027 (i)	47,333,000	851,014
Freddie Mac, 0.291%, 11/25/2027 (i)	34,130,421	770,822
Freddie Mac, 0.326%, 11/25/2027 (i)	30,433,691	788,726
Freddie Mac, 0.239%, 12/25/2027 (i)	29,308,000	638,580
Freddie Mac, 0.287%, 12/25/2027 (i)	32,765,000	818,188
Freddie Mac, 3.65%, 2/25/2028	2,634,000	2,777,812
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,345,564
Freddie Mac, 0.311%, 11/25/2032 (i)	26,256,489	826,890
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	1,827,570	2,042,222
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	54,707,459	56,566,507
Freddie Mac, 3%, 1/01/2038 - 3/01/2048	63,441,275	63,417,161
Ginnie Mae, 2.5%, 7/20/2032	950,000	900,756
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	3,164,056	3,527,108
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	2,661,651	2,926,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 4.5%, 7/15/2033 - 1/20/2049	$17,189,682	$17,963,757
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	884,056	948,352
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	7,424,139	7,730,430
Ginnie Mae, 3.5%, 12/15/2041 - 8/20/2048	60,630,990	62,010,131
Ginnie Mae, 3%, 11/20/2047 - 3/20/2048	70,785,854	71,110,519
Ginnie Mae, 0.66%, 2/16/2059 (i)	20,967,089	1,252,505
Ginnie Mae, TBA, 4.5%, 4/01/2049	5,600,000	5,816,234
Ginnie Mae, TBA, 5%, 4/01/2049	4,525,000	4,727,283

		$860,556,601
Natural Gas - Distribution - 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$2,500,000	$2,904,883

Network & Telecom - 0.2%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,100,776
AT&T, Inc., 5.45%, 3/01/2047	4,507,000	4,815,068

		$10,915,844
Oils - 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,722,000	$7,790,423
Marathon Petroleum Corp., 4.75%, 9/15/2044	5,246,000	5,222,647
Valero Energy Corp., 4.9%, 3/15/2045	7,872,000	8,301,788

		$21,314,858
Other Banks & Diversified Financials - 0.3%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$5,024,299
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,165,731
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,102,298
Capital One Financial Corp., 3.75%, 3/09/2027	7,855,000	7,726,613

		$23,018,941
Pollution Control - 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$4,185,000	$4,386,959

Retailers - 0.3%
Best Buy Co., Inc., 4.45%, 10/01/2028	$7,794,000	$7,893,647
Dollar Tree, Inc., 4%, 5/15/2025	3,262,000	3,297,405
Dollar Tree, Inc., 4.2%, 5/15/2028	1,417,000	1,411,989
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,023,995
Home Depot, Inc., 3.9%, 6/15/2047	4,506,000	4,557,629

		$19,184,665

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3%, 6/15/2023	$3,756,000	$3,743,200
American Tower Corp., REIT, 3.6%, 1/15/2028	3,756,000	3,701,763
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,960,000	5,943,522
Crown Castle International Corp., 3.65%, 9/01/2027	9,353,000	9,196,998
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,389,000	2,386,247

		$24,971,730
Tobacco - 0.1%
Altria Group, Inc., 4.4%, 2/14/2026	$4,431,000	$4,554,348
Altria Group, Inc., 4.8%, 2/14/2029	3,635,000	3,747,339

		$8,301,687
Toll Roads - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$8,734,246

Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$8,185,800

U.S. Government Agencies and Equivalents - 0.0%
Small Business Administration, 4.35%, 7/01/2023	$102,002	$104,688
Small Business Administration, 4.77%, 4/01/2024	324,936	333,273
Small Business Administration, 5.18%, 5/01/2024	561,621	576,584
Small Business Administration, 5.52%, 6/01/2024	246,499	255,722
Small Business Administration, 4.99%, 9/01/2024	522,183	540,359
Small Business Administration, 4.95%, 3/01/2025	420,702	434,636

		$2,245,262
U.S. Treasury Obligations - 10.9%
U.S. Treasury Bonds, 6%, 2/15/2026	$1,524,000	$1,877,080
U.S. Treasury Bonds, 6.75%, 8/15/2026	926,000	1,200,943
U.S. Treasury Bonds, 5.25%, 2/15/2029	5,294,000	6,601,990
U.S. Treasury Bonds, 5.375%, 2/15/2031	4,690,000	6,095,534
U.S. Treasury Bonds, 4.5%, 2/15/2036	7,818,000	9,901,375
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,314,510
U.S. Treasury Bonds, 3.5%, 2/15/2039	11,187,000	12,675,832
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	6,438,879
U.S. Treasury Bonds, 2.875%, 5/15/2043	132,488,000	134,521,898
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	5,012,899
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	223,130
U.S. Treasury Bonds, 2.875%, 11/15/2046	44,148,000	44,696,401
U.S. Treasury Bonds, 3%, 2/15/2048	25,900,000	26,797,395
U.S. Treasury Notes, 1.625%, 6/30/2019	101,395,000	101,169,238
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	55,794,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.125%, 5/15/2021	$22,007,000	$22,381,807
U.S. Treasury Notes, 1.75%, 11/30/2021	122,888,000	121,299,096
U.S. Treasury Notes, 1.75%, 9/30/2022	168,939,000	166,180,544
U.S. Treasury Notes, 1.625%, 5/31/2023	38,252,200	37,316,814
U.S. Treasury Notes, 2.5%, 8/15/2023	30,564,000	30,891,130
U.S. Treasury Notes, 2.625%, 12/31/2025	10,400,000	10,599,875

		$804,990,535
Utilities - Electric Power - 0.8%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,690,420
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,514,602
Duke Energy Progress LLC, 3.45%, 3/15/2029	7,168,000	7,343,199
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	6,677,000	6,956,489
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,092,214
Exelon Corp., 3.4%, 4/15/2026	9,718,000	9,715,833
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (z)	4,533,000	4,718,987
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	4,555,000	5,441,260
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	1,929,172
PPL Corp., 3.4%, 6/01/2023	4,920,000	4,941,499
Progress Energy, Inc., 3.15%, 4/01/2022	6,169,000	6,212,355
Southern California Edison Co., 4.875%, 3/01/2049	2,556,000	2,707,701

		$57,263,731
Total Bonds (Identified Cost, $2,814,821,087)		$2,853,429,449

Convertible Preferred Stocks - 0.3%
Medical Equipment - 0.0%
Danaher Corp., 4.75%	3,976	$4,186,688

Utilities - Electric Power - 0.3%
CenterPoint Energy, Inc., 7%	328,574	$17,361,850
NextEra Energy, Inc., 6.123%	62,103	3,841,692

		$21,203,542
Total Convertible Preferred Stocks (Identified Cost, $24,508,162)		$25,390,230

Preferred Stocks - 0.1%
Electronics - 0.1%
Samsung Electronics Co. Ltd. (Identified Cost, $5,077,844)	151,744	$4,846,022

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 1.9%

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $138,830,967)	138,839,911	$138,839,911

When-Issued Equity Sale - (0.0)%
Specialty Chemicals - (0.0)%
Dow, Inc. (a) (Proceeds Received, $1,014,241)	(15,656)	$(808,319)

Other Assets, Less Liabilities - (0.3)%		(21,984,669)
Net Assets - 100.0%		$7,413,325,621

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $138,839,911 and $7,297,278,698, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $234,530,427, representing 3.2% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security. At March 31, 2019, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 4.187% (LIBOR - 3mo. + 1.4%), 10/15/2027	9/21/18	$13,305,000	$13,265,697
ALM V Ltd., 2012-5A, “A2R3”, FLR, 4.03% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	10,945,000	10,911,016
AREIT CRE Trust CLO, 2018-CRE2, “A”, FLR, 3.464% (LIBOR - 1mo. + 0.98%), 11/14/2035	10/30/18	13,165,992	13,152,180
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023	2/04/19	11,628,425	11,750,809
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.384% (LIBOR - 1mo. + 0.9%), 9/15/2035	9/17/18	9,356,947	9,305,240

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.096% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	$3,016,757	$2,833,615
BDS Ltd., FLR, 3.884% (LIBOR - 1mo. + 1.4%), 8/15/2035	7/25/18-10/29/18	12,615,452	12,582,976
Broadcom, Inc., 4.25%, 4/15/2026	03/29/19	4,976,946	4,976,947
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.473% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	2,113,946	2,117,265
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	3/06/19	5,894,867	5,998,712
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	8,528,000	8,444,102
Exantas Capital Corp. CLO Ltd., 2018-RS06, “A”, FLR, 3.314% (LIBOR - 1mo. + 0.83%), 6/15/2035	2/13/19	743,476	746,020
Jersey Central Power & Light Co., 4.3%, 1/15/2026	2/05/19	4,598,479	4,718,987
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 3.58% (LIBOR - 3mo. + 0.8%), 1/18/2028	1/18/18	5,000,000	4,956,035
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 3.116% (LIBOR - 1mo. + 0.63%), 9/25/2023	9/17/18	7,710,000	7,721,478
Neuberger Berman CLO Ltd., FLR, 3.587% (LIBOR - 3mo. + 0.8%), 1/15/2028	9/19/18	5,707,305	5,676,526
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	5,327,950	5,329,945
Total Restricted Securities			$124,487,550
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $5,755,471,163)	$7,297,278,698
Investments in affiliated issuers, at value (identified cost, $138,830,967)	138,839,911
Receivables for
When-issued equity sale	1,014,241
Investments sold	22,235,088
TBA sale commitments	3,625,833
Fund shares sold	6,175,005
Interest and dividends	29,071,135
Other assets	21,241
Total assets	$7,498,261,152

Liabilities
Payable to custodian	$3,604
Payables for
Distributions	938,874
When-issued equity sale, at value	808,319
Investments purchased	48,436,639
TBA purchase commitments	19,070,039
Fund shares reacquired	11,430,892
Payable to affiliates
Investment adviser	289,189
Shareholder servicing costs	3,584,336
Distribution and service fees	174,192
Program manager fees	188
Payable for independent Trustees’ compensation	22,783
Accrued expenses and other liabilities	176,476
Total liabilities	$84,935,531
Net assets	$7,413,325,621

Net assets consist of
Paid-in capital	$5,884,687,628
Total distributable earnings (loss)	1,528,637,993
Net assets	$7,413,325,621
Shares of beneficial interest outstanding	398,529,633

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,584,317,838	246,627,730	$18.59
Class B	136,009,224	7,303,919	18.62
Class C	629,215,785	33,615,870	18.72
Class I	636,970,907	34,276,782	18.58
Class R1	10,919,887	588,211	18.56
Class R2	178,578,339	9,575,668	18.65
Class R3	285,684,268	15,357,367	18.60
Class R4	239,217,470	12,855,410	18.61
Class R6	678,080,089	36,480,409	18.59
Class 529A	25,330,515	1,366,638	18.53
Class 529B	1,047,499	56,276	18.61
Class 529C	7,953,800	425,353	18.70

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $19.72 [100 / 94.25 x $18.59] and $19.66 [100 / 94.25 x $18.53], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$62,396,226
Interest	47,650,397
Dividends from affiliated issuers	1,231,066
Income on securities loaned	475,746
Other	140,262
Foreign taxes withheld	(504,579)
Total investment income	$111,389,118
Expenses
Management fee	$12,775,267
Distribution and service fees	10,538,739
Shareholder servicing costs	3,900,798
Program manager fees	8,390
Administrative services fee	289,122
Independent Trustees’ compensation	38,201
Custodian fee	148,276
Shareholder communications	151,089
Audit and tax fees	42,251
Legal fees	31,562
Miscellaneous	182,753
Total expenses	$28,106,448
Fees paid indirectly	(10,468)
Reduction of expenses by investment adviser and distributor	(163,473)
Net expenses	$27,932,507
Net investment income (loss)	$83,456,611

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$58,779,322
Affiliated issuers	(9,565)
Foreign currency	13,916
Net realized gain (loss)	$58,783,673
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(72,762,796)
Affiliated issuers	4,598
Translation of assets and liabilities in foreign currencies	(35,662)
Net unrealized gain (loss)	$(72,793,860)
Net realized and unrealized gain (loss)	$(14,010,187)
Change in net assets from operations	$69,446,424

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/19 (unaudited)	Year ended 9/30/18

From operations
Net investment income (loss)	$83,456,611	$149,491,081
Net realized gain (loss)	58,783,673	263,860,144
Net unrealized gain (loss)	(72,793,860)	(53,775,441)
Change in net assets from operations	$69,446,424	$359,575,784
Total distributions to shareholders	$(266,322,495)	$(442,732,304)
Change in net assets from fund share transactions	$(188,117,244)	$(20,898,018)
Total change in net assets	$(384,993,315)	$(104,054,538)

Net assets
At beginning of period	7,798,318,936	7,902,373,474
At end of period	$7,413,325,621	$7,798,318,936

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/19		Year ended
Class A			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.09		$19.29	$18.19		$17.38	$18.16	$16.77

Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.37	$0.38	(c)	$0.35	$0.43	$0.38
Net realized and unrealized gain (loss)	(0.04)		0.53	1.36		1.41	(0.40)	1.53
Total from investment operations	$0.17		$0.90	$1.74		$1.76	$0.03	$1.91

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.38)	$(0.39)		$(0.44)	$(0.38)	$(0.38)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.67)		$(1.10)	$(0.64)		$(0.95)	$(0.81)	$(0.52)
Net asset value, end of period (x)	$18.59		$19.09	$19.29		$18.19	$17.38	$18.16
Total return (%) (r)(s)(t)(x)	1.17	(n)	4.71	9.78	(c)	10.50	0.01	11.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.73	0.74	(c)	0.74	0.74	0.73
Expenses after expense reductions (f)	0.73	(a)	0.72	0.73	(c)	0.73	0.74	0.73
Net investment income (loss)	2.31	(a)	1.95	2.03	(c)	1.99	2.35	2.13
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$4,584,318		$4,838,039	$4,779,558		$4,733,090	$4,492,707	$4,621,662

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class B			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.12		$19.31	$18.21		$17.40	$18.18	$16.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.23	$0.24	(c)	$0.22	$0.29	$0.24
Net realized and unrealized gain (loss)	(0.04)		0.53	1.36		1.40	(0.41)	1.55
Total from investment operations	$0.10		$0.76	$1.60		$1.62	$(0.12)	$1.79

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.23)	$(0.25)		$(0.30)	$(0.23)	$(0.25)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.60)		$(0.95)	$(0.50)		$(0.81)	$(0.66)	$(0.39)
Net asset value, end of period (x)	$18.62		$19.12	$19.31		$18.21	$17.40	$18.18
Total return (%) (r)(s)(t)(x)	0.78	(n)	3.94	8.94	(c)	9.66	(0.75)	10.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.48	1.49	(c)	1.49	1.49	1.48
Expenses after expense reductions (f)	1.48	(a)	1.48	1.48	(c)	1.49	1.49	1.48
Net investment income (loss)	1.55	(a)	1.19	1.29	(c)	1.24	1.56	1.38
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$136,009		$152,200	$184,889		$205,806	$208,889	$248,181

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class C			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.21		$19.40	$18.29		$17.48	$18.25	$16.86

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.23	$0.24	(c)	$0.22	$0.29	$0.25
Net realized and unrealized gain (loss)	(0.03)		0.53	1.37		1.41	(0.39)	1.53
Total from investment operations	$0.11		$0.76	$1.61		$1.63	$(0.10)	$1.78

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.23)	$(0.25)		$(0.31)	$(0.24)	$(0.25)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.60)		$(0.95)	$(0.50)		$(0.82)	$(0.67)	$(0.39)
Net asset value, end of period (x)	$18.72		$19.21	$19.40		$18.29	$17.48	$18.25
Total return (%) (r)(s)(t)(x)	0.83	(n)	3.91	8.95	(c)	9.62	(0.68)	10.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.48	1.49	(c)	1.49	1.49	1.48
Expenses after expense reductions (f)	1.49	(a)	1.48	1.49	(c)	1.49	1.49	1.48
Net investment income (loss)	1.55	(a)	1.18	1.28	(c)	1.24	1.60	1.38
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$629,216		$695,252	$1,054,574		$1,102,670	$965,137	$930,405

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class I			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.08		$19.28	$18.18		$17.38	$18.15	$16.77

Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.42	$0.39	(c)	$0.39	$0.47	$0.42
Net realized and unrealized gain (loss)	(0.04)		0.52	1.40		1.40	(0.39)	1.53
Total from investment operations	$0.19		$0.94	$1.79		$1.79	$0.08	$1.95

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.42)	$(0.44)		$(0.48)	$(0.42)	$(0.43)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.69)		$(1.14)	$(0.69)		$(0.99)	$(0.85)	$(0.57)
Net asset value, end of period (x)	$18.58		$19.08	$19.28		$18.18	$17.38	$18.15
Total return (%) (r)(s)(t)(x)	1.29	(n)	4.97	10.06	(c)	10.71	0.31	11.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	(a)	0.48	0.49	(c)	0.49	0.49	0.48
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	0.49	0.48
Net investment income (loss)	2.55	(a)	2.20	2.10	(c)	2.22	2.56	2.37
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$636,971		$662,998	$593,250		$329,965	$213,734	$226,527

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R1			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.06		$19.26	$18.17		$17.36	$18.14	$16.75

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.23	$0.24	(c)	$0.22	$0.28	$0.25
Net realized and unrealized gain (loss)	(0.04)		0.52	1.35		1.41	(0.39)	1.53
Total from investment operations	$0.10		$0.75	$1.59		$1.63	$(0.11)	$1.78

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.23)	$(0.25)		$(0.31)	$(0.24)	$(0.25)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.60)		$(0.95)	$(0.50)		$(0.82)	$(0.67)	$(0.39)
Net asset value, end of period (x)	$18.56		$19.06	$19.26		$18.17	$17.36	$18.14
Total return (%) (r)(s)(t)(x)	0.78	(n)	3.93	8.90	(c)	9.68	(0.75)	10.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.48	1.49	(c)	1.49	1.49	1.48
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	1.49	1.48
Net investment income (loss)	1.55	(a)	1.19	1.28	(c)	1.24	1.56	1.38
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$10,920		$12,068	$12,517		$14,031	$13,964	$16,905

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R2			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.15		$19.34	$18.24		$17.43	$18.21	$16.81

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.32	$0.33	(c)	$0.31	$0.39	$0.33
Net realized and unrealized gain (loss)	(0.04)		0.54	1.36		1.40	(0.41)	1.55
Total from investment operations	$0.15		$0.86	$1.69		$1.71	$(0.02)	$1.88

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.33)	$(0.34)		$(0.39)	$(0.33)	$(0.34)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.65)		$(1.05)	$(0.59)		$(0.90)	$(0.76)	$(0.48)
Net asset value, end of period (x)	$18.65		$19.15	$19.34		$18.24	$17.43	$18.21
Total return (%) (r)(s)(t)(x)	1.03	(n)	4.48	9.48	(c)	10.19	(0.24)	11.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.98	0.99	(c)	0.99	0.99	0.98
Expenses after expense reductions (f)	0.99	(a)	0.98	0.99	(c)	N/A	0.99	0.98
Net investment income (loss)	2.05	(a)	1.69	1.76	(c)	1.73	2.11	1.87
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$178,578		$194,859	$229,263		$205,848	$168,609	$166,275

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R3			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.10		$19.30	$18.20		$17.39	$18.17	$16.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.37	$0.37	(c)	$0.35	$0.43	$0.38
Net realized and unrealized gain (loss)	(0.04)		0.53	1.37		1.41	(0.41)	1.53
Total from investment operations	$0.17		$0.90	$1.74		$1.76	$0.02	$1.91

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.38)	$(0.39)		$(0.44)	$(0.37)	$(0.38)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.67)		$(1.10)	$(0.64)		$(0.95)	$(0.80)	$(0.52)
Net asset value, end of period (x)	$18.60		$19.10	$19.30		$18.20	$17.39	$18.17
Total return (%) (r)(s)(t)(x)	1.16	(n)	4.70	9.77	(c)	10.48	0.00	11.54

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.73	0.74	(c)	0.74	0.74	0.73
Expenses after expense reductions (f)	N/A		0.73	N/A		N/A	0.74	0.73
Net investment income (loss)	2.29	(a)	1.94	2.01	(c)	1.99	2.35	2.13
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$285,684		$325,625	$331,072		$297,313	$251,635	$256,487

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R4			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.11		$19.31	$18.20		$17.40	$18.17	$16.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.42	$0.43	(c)	$0.39	$0.48	$0.42
Net realized and unrealized gain (loss)	(0.04)		0.52	1.37		1.40	(0.40)	1.54
Total from investment operations	$0.19		$0.94	$1.80		$1.79	$0.08	$1.96

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.42)	$(0.44)		$(0.48)	$(0.42)	$(0.43)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.69)		$(1.14)	$(0.69)		$(0.99)	$(0.85)	$(0.57)
Net asset value, end of period (x)	$18.61		$19.11	$19.31		$18.20	$17.40	$18.17
Total return (%) (r)(s)(t)(x)	1.29	(n)	4.96	10.10	(c)	10.69	0.31	11.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	(a)	0.48	0.49	(c)	0.49	0.49	0.48
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	0.49	0.48
Net investment income (loss)	2.55	(a)	2.19	2.29	(c)	2.23	2.62	2.38
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$239,217		$249,073	$291,662		$297,677	$287,976	$249,619

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R6			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.09		$19.29	$18.19		$17.38	$18.16	$16.77

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.44	$0.42	(c)	$0.41	$0.55	$0.44
Net realized and unrealized gain (loss)	(0.04)		0.52	1.38		1.41	(0.47)	1.53
Total from investment operations	$0.20		$0.96	$1.80		$1.82	$0.08	$1.97

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.44)	$(0.45)		$(0.50)	$(0.43)	$(0.44)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.70)		$(1.16)	$(0.70)		$(1.01)	$(0.86)	$(0.58)
Net asset value, end of period (x)	$18.59		$19.09	$19.29		$18.19	$17.38	$18.16
Total return (%) (r)(s)(t)(x)	1.33	(n)	5.06	10.14	(c)	10.86	0.34	11.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40	(a)	0.40	0.40	(c)	0.41	0.41	0.41
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	0.41	0.41
Net investment income (loss)	2.66	(a)	2.29	2.27	(c)	2.31	3.02	2.46
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$678,080		$632,943	$389,609		$169,348	$67,900	$33,689
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class 529A			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.03		$19.24	$18.14		$17.34	$18.12	$16.73

Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.36	$0.37	(c)	$0.34	$0.42	$0.37
Net realized and unrealized gain (loss)	(0.04)		0.52	1.36		1.40	(0.40)	1.54
Total from investment operations	$0.17		$0.88	$1.73		$1.74	$0.02	$1.91

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.37)	$(0.38)		$(0.43)	$(0.37)	$(0.38)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.67)		$(1.09)	$(0.63)		$(0.94)	$(0.80)	$(0.52)
Net asset value, end of period (x)	$18.53		$19.03	$19.24		$18.14	$17.34	$18.12
Total return (%) (r)(s)(t)(x)	1.15	(n)	4.63	9.77	(c)	10.42	(0.03)	11.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.84	(c)	0.84	0.84	0.83
Expenses after expense reductions (f)	0.77	(a)	0.77	0.77	(c)	0.77	0.78	0.77
Net investment income (loss)	2.28	(a)	1.91	1.97	(c)	1.95	2.31	2.09
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$25,331		$24,945	$23,275		$21,204	$18,177	$17,789

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class 529B			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.11		$19.31	$18.21		$17.40	$18.17	$16.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.22	$0.23	(c)	$0.21	$0.27	$0.24
Net realized and unrealized gain (loss)	(0.05)		0.52	1.36		1.41	(0.38)	1.53
Total from investment operations	$0.09		$0.74	$1.59		$1.62	$(0.11)	$1.77

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.24)		$(0.30)	$(0.23)	$(0.24)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.59)		$(0.94)	$(0.49)		$(0.81)	$(0.66)	$(0.38)
Net asset value, end of period (x)	$18.61		$19.11	$19.31		$18.21	$17.40	$18.17
Total return (%) (r)(s)(t)(x)	0.75	(n)	3.86	8.88	(c)	9.60	(0.75)	10.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.54	1.59	(c)	1.59	1.59	1.58
Expenses after expense reductions (f)	N/A		1.53	1.53	(c)	1.54	1.54	1.53
Net investment income (loss)	1.49	(a)	1.14	1.23	(c)	1.19	1.50	1.33
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$1,047		$1,228	$1,483		$1,580	$1,721	$2,110

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class 529C			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$19.20		$19.39	$18.28		$17.47	$18.25	$16.85

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.22	$0.23	(c)	$0.21	$0.28	$0.24
Net realized and unrealized gain (loss)	(0.05)		0.53	1.37		1.41	(0.40)	1.54
Total from investment operations	$0.09		$0.75	$1.60		$1.62	$(0.12)	$1.78

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.24)		$(0.30)	$(0.23)	$(0.24)
From net realized gain	(0.47)		(0.72)	(0.25)		(0.51)	(0.43)	(0.14)
Total distributions declared to shareholders	$(0.59)		$(0.94)	$(0.49)		$(0.81)	$(0.66)	$(0.38)
Net asset value, end of period (x)	$18.70		$19.20	$19.39		$18.28	$17.47	$18.25
Total return (%) (r)(s)(t)(x)	0.75	(n)	3.89	8.91	(c)	9.57	(0.79)	10.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.54	1.59	(c)	1.59	1.59	1.58
Expenses after expense reductions (f)	1.54	(a)	1.53	1.53	(c)	1.54	1.54	1.53
Net investment income (loss)	1.49	(a)	1.14	1.22	(c)	1.18	1.55	1.33
Portfolio turnover	17	(n)	33	38		32	45	35
Net assets at end of period (000 omitted)	$7,954		$9,088	$11,223		$10,428	$8,222	$7,915

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,443,849,249	$—	$—	$4,443,849,249
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	807,235,797	—	807,235,797
Non-U.S. Sovereign Debt	—	22,640,009	—	22,640,009
Municipal Bonds	—	8,734,246	—	8,734,246
U.S. Corporate Bonds	—	710,439,113	—	710,439,113
Residential Mortgage-Backed Securities	—	862,862,918	—	862,862,918
Commercial Mortgage-Backed Securities	—	146,346,337	—	146,346,337
Asset-Backed Securities (including CDOs)	—	147,843,209	—	147,843,209
Foreign Bonds	—	147,327,820	—	147,327,820
Mutual Funds	138,839,911	—	—	138,839,911
Total	$4,582,689,160	$2,853,429,449	$—	$7,436,118,609

When-Issued Equity Sale	$(808,319)	$—	$—	$(808,319)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related

Notes to Financial Statements (unaudited) – continued

securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2019, there were no securities on loan or collateral outstanding.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Notes to Financial Statements (unaudited) – continued

Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments and TBA sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. When-issued investments sold are held at carrying amount, which approximates fair value and are categorized as level 1 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the

Notes to Financial Statements (unaudited) – continued

other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/18
Ordinary income (including any short-term capital gains)	$176,137,023
Long-term capital gains	266,595,281

Total distributions	$442,732,304

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/19

Cost of investments	$5,882,425,919
Gross appreciation	1,657,746,970

Gross depreciation	(104,054,280)
Net unrealized appreciation (depreciation)	$1,553,692,690

As of 9/30/18

Undistributed ordinary income	16,053,222
Undistributed long-term capital gain	172,361,265
Post-October capital loss deferral	(3,448,900)
Other temporary differences	(17,310,994)
Net unrealized appreciation (depreciation)	1,557,859,471

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares,

Notes to Financial Statements (unaudited) – continued

respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 3/31/19	Year ended 9/30/18	Six months ended 3/31/19	Year ended 9/30/18
Class A	$49,447,695	$95,911,853	$115,378,181	$175,031,217
Class B	985,154	1,991,917	3,614,241	6,533,143
Class C	4,507,361	10,331,643	16,470,344	38,119,499
Class I	7,644,685	14,084,883	16,182,877	22,596,063
Class R1	76,754	152,485	276,961	459,780
Class R2	1,744,423	3,665,331	4,660,393	8,057,562
Class R3	3,379,680	6,435,550	8,109,079	12,079,852
Class R4	2,864,016	5,970,117	6,114,158	10,468,964
Class R6	7,935,595	12,270,134	15,743,956	16,639,587
Class 529A	262,104	473,025	614,130	859,544
Class 529B	7,274	15,505	27,707	53,025
Class 529C	56,065	118,836	219,662	412,789
Total	$78,910,806	$151,421,279	$187,411,689	$291,311,025

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $6.3 billion	0.35%
In excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2019 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $292,269 and $5,581 for the six months ended March 31, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$5,650,102
Class B	0.75%	0.25%	1.00%	1.00%	698,077
Class C	0.75%	0.25%	1.00%	1.00%	3,216,979
Class R1	0.75%	0.25%	1.00%	1.00%	54,431
Class R2	0.25%	0.25%	0.50%	0.50%	453,512
Class R3	—	0.25%	0.25%	0.25%	388,537
Class 529A	—	0.25%	0.25%	0.24%	30,231
Class 529B	0.75%	0.25%	1.00%	1.00%	5,417
Class 529C	0.75%	0.25%	1.00%	1.00%	41,453
Total Distribution and Service Fees					$10,538,739

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2019, this rebate amounted to $158,248, $1,680, $1,728, $34, $1,730, and $53 for Class A, Class B, Class C, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2019, were as follows:

Amount
Class A	$16,202
Class B	80,423
Class C	21,305
Class 529B	—
Class 529C	193

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the

Notes to Financial Statements (unaudited) – continued

program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2019, were as follows:

Fee
Class 529A	$6,046
Class 529B	271
Class 529C	2,073
Total Program Manager Fees	$8,390

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2019, the fee was $517,002, which equated to 0.0141% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,383,796.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2019 was equivalent to an annual effective rate of 0.0079% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of

Notes to Financial Statements (unaudited) – continued

$2,299 and the Retirement Deferral plan, which terminated on December 31, 2018, resulted in a net decrease in expense of $1,912. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB Plan amounted to $10,215 at March 31, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2019, the fee paid by the fund under this agreement was $6,312 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $77,305 and $458,110, respectively. The sales transactions resulted in net realized gains (losses) of $3,360.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2019, this reimbursement amounted to $59,878, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended March 31, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$499,710,004	$844,026,363
Non-U.S. Government securities	$714,336,189	$748,269,364

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/19		Year ended 9/30/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	8,760,595	$158,608,221	36,934,125	$697,768,615
Class B	262,633	4,761,122	560,046	10,702,413
Class C	2,027,006	36,870,417	5,157,975	99,101,028
Class I	4,430,659	80,255,003	10,855,960	206,798,807
Class R1	26,567	481,420	52,099	991,091
Class R2	564,995	10,318,935	1,499,742	28,745,575
Class R3	1,656,661	30,289,409	3,371,565	64,191,234
Class R4	935,194	17,062,901	2,148,550	40,999,361
Class R6	5,879,904	106,419,958	19,116,127	364,590,115
Class 529A	119,989	2,147,085	236,276	4,447,044
Class 529B	2,977	54,500	6,481	123,842
Class 529C	24,652	453,623	74,574	1,438,389
	24,691,832	$447,722,594	80,013,520	$1,519,897,514

Shares issued to shareholders in reinvestment of distributions
Class A	8,942,049	$155,297,978	13,284,909	$253,700,013
Class B	245,103	4,241,513	406,678	7,784,564
Class C	1,053,203	18,313,917	2,269,650	43,673,743
Class I	1,143,933	19,893,564	1,588,772	30,328,903
Class R1	20,507	353,715	32,082	612,265
Class R2	335,724	5,841,308	546,858	10,479,873
Class R3	661,113	11,488,759	968,403	18,514,384
Class R4	488,166	8,497,565	823,114	15,744,180
Class R6	1,187,719	20,675,971	1,286,514	24,547,116
Class 529A	50,595	876,143	69,963	1,332,410
Class 529B	2,023	34,978	3,579	68,505
Class 529C	15,869	275,557	27,643	531,401
	14,146,004	$245,790,968	21,308,165	$407,317,357

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/19		Year ended 9/30/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(24,539,401)	$(445,933,089)	(44,572,477)	$(849,085,142)
Class B	(1,164,251)	(21,155,488)	(2,580,524)	(49,311,014)
Class C	(5,647,832)	(102,989,145)	(25,600,384)	(484,592,825)
Class I	(6,041,077)	(108,889,816)	(8,468,819)	(161,107,713)
Class R1	(91,895)	(1,667,667)	(100,884)	(1,923,890)
Class R2	(1,501,767)	(27,309,456)	(3,722,133)	(71,072,940)
Class R3	(4,007,314)	(73,173,185)	(4,447,381)	(84,751,623)
Class R4	(1,603,248)	(28,699,028)	(5,044,418)	(95,942,177)
Class R6	(3,747,494)	(67,926,162)	(7,443,344)	(142,039,647)
Class 529A	(114,480)	(2,057,734)	(205,625)	(3,910,122)
Class 529B	(12,982)	(236,540)	(22,591)	(430,966)
Class 529C	(88,585)	(1,593,496)	(207,648)	(3,944,830)
	(48,560,326)	$(881,630,806)	(102,416,228)	$(1,948,112,889)

Net change
Class A	(6,836,757)	$(132,026,890)	5,646,557	$102,383,486
Class B	(656,515)	(12,152,853)	(1,613,800)	(30,824,037)
Class C	(2,567,623)	(47,804,811)	(18,172,759)	(341,818,054)
Class I	(466,485)	(8,741,249)	3,975,913	76,019,997
Class R1	(44,821)	(832,532)	(16,703)	(320,534)
Class R2	(601,048)	(11,149,213)	(1,675,533)	(31,847,492)
Class R3	(1,689,540)	(31,395,017)	(107,413)	(2,046,005)
Class R4	(179,888)	(3,138,562)	(2,072,754)	(39,198,636)
Class R6	3,320,129	59,169,767	12,959,297	247,097,584
Class 529A	56,104	965,494	100,614	1,869,332
Class 529B	(7,982)	(147,062)	(12,531)	(238,619)
Class 529C	(48,064)	(864,316)	(105,431)	(1,975,040)
	(9,722,490)	$(188,117,244)	(1,094,543)	$(20,898,018)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks

Notes to Financial Statements (unaudited) – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2019, the fund’s commitment fee and interest expense were $22,648 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		171,206,200	626,484,682	(658,850,971)	138,839,911

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(9,565)	$4,598	$—	$1,231,066	$138,839,911

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2019

*	Print name and title of each signing officer under his or her signature.